             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about Allmerica Select SPL, a modified single payment variable life insurance contract issued by Allmerica Financial Life Insurance and Annuity Company. The Contracts are funded through the Allmerica Select Separate Account III, a separate investment account of the Company that is referred to as the Variable Account. The Contracts are designed for a large single payment and limit the ability to make additional payments. The Contract requires the Contract Owner to make an initial payment of at least $25,000. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Underlying Funds:

   ALLMERICA INVESTMENT TRUST (SERVICE SHARES)          FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   -------------------------------------------          -----------------------------------------
   AIT Equity Index Fund                                Fidelity VIP Equity-Income Portfolio
   AIT Money Market                                     Fidelity VIP Growth Portfolio
   AIT Select Aggressive Growth Fund                    Fidelity VIP High Income Portfolio
   AIT Select Capital Appreciation Fund
   AIT Select Emerging Markets Fund                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   AIT Select Growth and Income Fund                    TRUST (CLASS 2)
   AIT Select Growth Fund                               FT VIP Franklin Small Cap Fund
   AIT Select International Equity Fund                 FT VIP Mutual Shares Securities Fund
   AIT Select Investment Grade Income Fund
   AIT Select Strategic Growth Fund                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
   AIT Select Strategic Income Fund                     INVESCO VIF Health Sciences Fund
   AIT Select Value Opportunity Fund
                                                        JANUS ASPEN SERIES (SERVICE SHARES)
   AIM VARIABLE INSURANCE FUNDS                         Janus Aspen Growth Portfolio
   AIM V.I. Aggressive Growth Fund
                                                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.         T. Rowe Price International Stock Portfolio
   (CLASS B)
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Contract values may also be allocated to the Fixed Account, which is part of the Company's General Account.

The Contract provides for life insurance coverage and for the accumulation of a Contract Value, which will accumulate on a variable basis. Each Contract is a "modified endowment contract" for federal income tax purposes, except in certain circumstances described in FEDERAL TAX CONSIDERATIONS. A loan, distribution or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of accumulated income in the Contract. Death Benefits under a modified endowment contract, however, are generally not subject to federal income tax. See FEDERAL TAX CONSIDERATIONS.

We offer a variety of variable life policies. They may offer features, including investment options, fees and/or charges that are different from those in the policies offered by this Prospectus. The policies may be offered through different distributors. Upon request, your financial representative can show you information regarding other life policies offered by the Company. You can also contact us directly to find out more about these life policies.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE CONTRACTS INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE CONTRACT. THIS LIFE CONTRACTS IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

Correspondence may be mailed to: Allmerica Select, P.O. Box 8179, Boston MA 02266-8179

                               DATED MAY 1, 2002

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................      3
SUMMARY OF FEES AND CHARGES.................................      6
SUMMARY OF FEATURES.........................................      9
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................     14
INVESTMENT OBJECTIVES AND POLICIES..........................     16
THE CONTRACT................................................     19
      Market Timers.........................................     19
      Applying for a Contract...............................     19
      Free Look Period......................................     20
      Conversion Privilege..................................     20
      Payments..............................................     20
      Allocation of Payments................................     21
      Transfer Privilege....................................     21
      Death Benefit (Without Guaranteed Death Benefit)......     23
      Guaranteed Death Benefit..............................     23
      Contract Value........................................     24
      Payment Options.......................................     26
      Optional Insurance Benefits...........................     26
      Surrender.............................................     26
      Partial Withdrawal....................................     26
CHARGES AND DEDUCTIONS......................................     28
      Monthly Deductions....................................     28
      Daily Deductions......................................     29
      Surrender Charge......................................     29
      Transfer Charges......................................     31
CONTRACT LOANS..............................................     31
CONTRACT TERMINATION AND REINSTATEMENT......................     33
OTHER CONTRACT PROVISIONS...................................     34
FEDERAL TAX CONSIDERATIONS..................................     35
      The Company and The Variable Account..................     35
      Taxation of the Contracts.............................     35
      Modified Endowment Contracts..........................     36
      Contract Loans........................................     36
VOTING RIGHTS...............................................     37
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............     37
DISTRIBUTION................................................     39
REPORTS.....................................................     39
LEGAL PROCEEDINGS...........................................     39
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........     40
FURTHER INFORMATION.........................................     40
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................     40
INDEPENDENT ACCOUNTANTS.....................................     41
FINANCIAL STATEMENTS........................................     41
APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE...........    A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS...................    B-1
APPENDIX C -- PAYMENT OPTIONS...............................    C-1
APPENDIX D -- ILLUSTRATIONS.................................    D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................    E-1
FINANCIAL STATEMENTS........................................  FIN-1

                                 SPECIAL TERMS

AGE: how old the Insured is on his/her last birthday measured on the Date of Issue and each Contract anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" also refer to Allmerica Financial Life Insurance and Annuity Company in this prospectus.

CONTRACT OWNER: the person who may exercise all rights under the Contract, with the consent of any irrevocable Beneficiary. "You" and "your" refer to the Contract Owner in this prospectus.

CONTRACT VALUE: the total value of your Contract. It is the SUM of the:

    - Value of the units of the Sub-Accounts credited to your Contract; PLUS

    - Accumulation in the Fixed Account credited to the Contract.

DATE OF ISSUE: the date the Contract was issued, used to measure the Monthly Processing Date, Contract months, Contract years and Contract anniversaries.

DEATH BENEFIT: the Face Amount (the amount of insurance determined by your payment) or the Guideline Minimum Sum Insured, whichever is greater. After the Final Payment Date, if the Guaranteed Death Benefit is in effect, the Death Benefit will be the greater of the Face Amount as of the Final Payment Date or the Contract Value as of the date due proof of death is received by the Company.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's Underwriting Class.

FACE AMOUNT: the amount of insurance coverage. The Face Amount is shown in your Contract.

FINAL PAYMENT DATE: the Contract anniversary before the Insured's 100th birthday. After this date, no payments may be made and the Net Death Benefit is the Contract Value less any Outstanding Loan. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed interest rate.

GENERAL ACCOUNT: all our assets other than those held in separate investment accounts.

GUIDELINE MINIMUM SUM INSURED: the minimum death benefit required to qualify the Contract as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured is the PRODUCT of

    - The Contract Value TIMES

    - A percentage based on the Insured's age

The percentage factor is a percentage that, when multiplied by the Contract Value, determines the minimum death benefit required under federal tax laws. The percentage factor is based on the Insured's attained age, as set forth in APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE.

GUIDELINE SINGLE PREMIUM: used to determine the Face Amount under the Contract.

INSURED: the person or persons covered under the Contract. If more than one person is named, all provisions of the Contract that are based on the death of the Insured will be based on the date of death of the last surviving Insured.

LOAN VALUE: the maximum amount you may borrow under the Contract.

MONTHLY DEDUCTIONS: the amount of money that we deduct from the Contract Value each month to pay for the Monthly Maintenance Fee, Administration Charge, Monthly Insurance Protection Charge, Distribution Charge and the Federal and State Payment Tax Charge.

MONTHLY INSURANCE PROTECTION CHARGE: the amount of money that we deduct from the Contract Value each month to pay for the insurance.

MONTHLY PROCESSING DATE: the date, shown in your Contract, when Monthly Deductions are deducted.

NET DEATH BENEFIT: Before the Final Payment Date the Net Death Benefit is:

    - The Death Benefit; MINUS

    - Any Outstanding Loan on the Insured's death, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawal costs and surrender charges.

After the Final Payment Date, if the Guaranteed Death Benefit is NOT in effect, the Net Death Benefit is:

    - The Contract Value; MINUS

    - Any Outstanding Loan on the Insured's death.

If the Guaranteed Death Benefit is in effect after the Final Payment Date, the Death Benefit will be either the Face Amount as of the Final Payment Date or the Contract Value as of the date due proof of death is received by the Company, whichever is greater, reduced by an Outstanding Loan through the Contract month in which the Insured dies.

OUTSTANDING LOAN: all unpaid Contract loans plus loan interest due or accrued.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts of the Variable Account in the same proportion that, on the date of allocation, the Contract Value in the Fixed Account (other than value subject to Outstanding
Loan) and the Contract Value in each Sub-Account bear to the total Contract
Value.

SECOND-TO-DIE: the Contract may be issued as a joint survivorship
("Second-to-Die") Contract. Life insurance coverage is provided for two Insureds, with death benefits payable at the death of the last surviving Insured.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of an Underlying Fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Contract Value less any Outstanding Loan and surrender charges.

UNDERLYING FUNDS (FUNDS): the investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust
("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus"), and T. Rowe Price International Series, Inc. ("T. Rowe Price"), which are available under the Contract.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application and other Evidence of Insurability we consider. The Insured's underwriting class will affect the Monthly Insurance Protection Charge.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any Funds and Unit values of any Sub-Accounts are computed. Valuation dates currently occur on:

    - Each day the New York Stock Exchange is open for trading; and

    - Other days (other than a day during which no payment, partial withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities so that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Allmerica Select Separate Account III, one of the Company's separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

                          SUMMARY OF FEES AND EXPENSES

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

The following charges will apply to your Contract under the circumstances described. Some of these charges apply throughout the Contract's duration.

We deduct the following monthly charges from the Contract Value:

    - A $2.50 Maintenance Fee from Contracts with a Contract Value of less than $100 (See "Maintenance Fee.");

    - 0.20% on an annual basis for the administrative expenses (See "Administration Charge.");

    - A deduction for the cost of insurance, which varies depending on the type of Contract and Underwriting Class (See "Monthly Insurance Protection Charge."); and

    - For the first ten Contract years only, 0.90% on an annual basis for distribution expenses (See "Distribution Fee."); and

    - For the first Contract year only, 1.50% on an annual basis for federal, state and local taxes (See "Federal and State Payment Tax Charge.").

The following daily charge is deducted from the Variable Account:

    - 0.90% on an annual basis for the mortality and expense risks (See "Mortality and Expense Risk Charge").

There are deductions from and expenses paid out of the assets of the Funds that are described in the accompanying prospectuses.

WHAT CHARGES DO I INCUR IF I SURRENDER MY CONTRACT OR MAKE A PARTIAL WITHDRAWAL?

The charges below apply only if you surrender your Contract or make partial withdrawals:

    - Surrender Charge -- A surrender charge on a withdrawal exceeding the "Free 10% Withdrawal," described below. This Charge applies on surrenders or partial withdrawals within ten Contract years from Date of Issue. The surrender charge begins at 10.00% of the amount that exceeds the Free 10% Withdrawal amount and decreases to 0% by the tenth Contract year.

    - Partial Withdrawal Transaction Fee -- A transaction fee of 2.0% of the amount withdrawn, not to exceed $25, for each partial withdrawal for processing costs. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 2001. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

                                                                       OTHER EXPENSES       TOTAL FUND
                                    MANAGEMENT FEE                       (AFTER ANY       EXPENSES (AFTER
                                      (AFTER ANY        FEES UNDER        WAIVERS/         ANY WAIVERS/
UNDERLYING FUND                   VOLUNTARY WAIVERS)    12B-1 PLAN*    REIMBURSEMENTS)    REIMBURSEMENTS)
---------------                   ------------------    -----------    ---------------    ---------------
AIT Equity Index Fund (Service
 Shares)......................          0.28%              0.15%            0.06%              0.49%(1)(2)
AIT Money Market Fund (Service
 Shares)......................          0.31%              0.15%            0.05%              0.51%(1)
AIT Select Aggressive Growth
 Fund (Service Shares)........          0.83%              0.15%            0.07%              1.05%(1)(2)
AIT Select Capital
 Appreciation Fund (Service
 Shares)......................          0.88%              0.15%            0.06%              1.09%(1)(2)
AIT Select Emerging Markets
 Fund (Service Shares)........          1.35%              0.15%            0.34%              1.84%(1)(2)
AIT Select Growth and Income
 Fund (Service Shares)........          0.68%              0.15%            0.05%              0.88%(1)(2)
AIT Select Growth Fund
 (Service Shares).............          0.79%              0.15%            0.06%              1.00%(1)(2)
AIT Select International
 Equity Fund (Service
 Shares)......................          0.89%              0.15%            0.12%              1.16%(1)(2)
AIT Select Investment Grade
 Income Fund (Service
 Shares)......................          0.41%              0.15%            0.06%              0.62%(1)
AIT Select Strategic Growth
 Fund (Service Shares)........          0.85%              0.15%            0.29%              1.29%(1)
AIT Select Strategic Income
 Fund (Service Shares)........          0.58%              0.15%            0.39%              1.12%(1)
AIT Select Value Opportunity
 Fund (Service Shares)........          0.87%              0.15%            0.05%              1.07%(1)(2)
AIM V.I. Aggressive Growth
 Fund.........................          0.80%              0.00%            0.41%              1.21%(3)
Alliance Growth and Income
 Portfolio (Class B)..........          0.63%              0.25%            0.04%              0.92%
Alliance Premier Growth
 Portfolio (Class B)..........          1.00%              0.25%            0.04%              1.29%
Fidelity VIP Equity-Income
 Portfolio....................          0.48%              0.00%            0.10%              0.58%(4)
Fidelity VIP Growth
 Portfolio....................          0.58%              0.00%            0.10%              0.68%(4)
Fidelity VIP High Income
 Portfolio....................          0.58%              0.00%            0.13%              0.71%(4)
FT VIP Franklin Small Cap Fund
 (Class 2)....................          0.53%              0.25%            0.31%              1.09%(5)(6)
FT VIP Mutual Shares
 Securities Fund (Class 2)....          0.60%              0.25%            0.19%              1.04%(5)
INVESCO VIF Health Sciences
 Fund.........................          0.75%              0.00%            0.31%              1.06%(7)
Janus Aspen Growth Portfolio
 (Service Shares).............          0.65%              0.25%            0.01%              0.91%(8)
T. Rowe Price International
 Stock Portfolio..............          1.05%              0.00%            0.00%              1.05%(9)

* These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive Service Fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract Owners. Currently the Company receives Services Fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1) Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15% of average daily net assets.

    Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund and AIT Select Strategic Growth Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund and AIT Select Investment Grade Income Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.

    In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

    Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions, total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.70% for Fidelity VIP High Income Portfolio.

(5) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(6) For FT VIP Franklin Small Cap Fund the managers had agreed in advance to make estimated reductions of 0.08%, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.

(7) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(8) Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.

    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(9)  Management fees include ordinary, recurring operating expenses.

                          SUMMARY OF CONTRACT FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Contract. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Contract, together with its attached application, constitutes the entire agreement between you and the Company.

There is no guaranteed minimum Contract Value. The value of a Contract will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Contract Value will also be adjusted for other factors, including the amount of charges imposed. The Contract Value may decrease to the point where the Contract will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

WHAT IS THE CONTRACT'S OBJECTIVE?

The objective of the Contract is to give permanent life insurance protection and to help you build assets tax-deferred. Benefits available through the Contract include:

    - A life insurance benefit that can protect your family;

    - Payment options that can guarantee an income for life, if you want to use your Contract for retirement income;

    - A personalized investment portfolio you may tailor to meet your needs, time frame and risk tolerance level;

    - Experienced professional investment advisers; and

    - Tax deferral on earnings while your money is accumulating.

The Contract combines features and benefits of traditional life insurance with the advantages of professional money management. However, unlike the fixed benefits of ordinary life insurance, the Contract Value will increase or decrease depending on investment results. Unlike traditional insurance policies, the Contract has no fixed schedule for payments.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is a contract between you and us. Each Contract has a Contract Owner ("you"), the Insured and a Beneficiary. As Contract Owner, you make the payment, choose investment allocations and select the Insured and Beneficiary. The Insured is the person covered under the Contract. The Beneficiary is the person who receives the Net Death Benefit when the Insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the Net Death Benefit to the Beneficiary when the Insured dies while the Contract is in effect. If the Contract was issued as a Second-to-Die Contract, the Net Death Benefit will be paid on the death of the last surviving Insured.

Before the Final Payment Date, the Death Benefit is either the Face Amount (the amount of insurance determined by your payment) or the minimum death benefit provided by the Guideline Minimum Sum Insured, whichever is greater. The Net Death Benefit is the Death Benefit less any Outstanding Loan, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawals and surrender charges.

After the Final Payment Date, if the Guaranteed Death Benefit is NOT in effect, the Net Death Benefit is the Contract Value less any Outstanding Loan. The Beneficiary may receive the Net Death Benefit in a lump sum or under one of the Company's payment options. If the Guaranteed Death Benefit is in effect on the Final Payment Date, a Guaranteed Death Benefit will be provided unless the Guaranteed Death Benefit is subsequently terminated. The Guaranteed Death Benefit will be either the Face Amount as of the Final Payment Date or the Contract Value as of the date due proof of death is received by the Company, whichever is greater, reduced by any Outstanding Loan through the Contract month in which the insured dies. For more information, see "Guaranteed Death Benefit."

CAN I EXAMINE THE CONTRACT?

Yes. You have the right to examine and cancel your Contract by returning it to us or to one of our representatives within 10 days (or such later date as required in your state) after you receive the Contract.

If your Contract provides for a full refund under its "Right to Cancel" provision as required in your state, your refund will be your entire payment.

If your Contract does not provide for a full refund, you will receive:

    - Amounts allocated to the Fixed Account; PLUS

    - The value of the Units in the Variable Account; PLUS

    - All fees, charges and taxes which have been imposed.

Your refund will be determined as of the Valuation Date that the Contract is received at our Principal Office.

WHAT ARE MY INVESTMENT CHOICES?

The Contract allows you to allocate payments to up to 20 Sub-Accounts of the Variable Account at a time. Each Sub-Account invests its assets in a corresponding Underlying Fund. In some states, insurance regulations may restrict the availability of particular Underlying Funds.

The Contract also offers a Fixed Account that is part of the General Account of the Company. The Fixed Account is a guaranteed account offering a minimum interest rate. This range of investment choices allows you to allocate your money among the Sub-Accounts and the Fixed Account to meet your investment needs.

If your Contract provides for a full refund under its "Right to Cancel" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Cancel" provision of your Contract. After this, we will allocate all amounts as you have chosen.

The Underlying Funds and their investment managers are as follows:


UNDERLYING FUND                                       MANAGER
---------------                                       -------
AIT Equity Index Fund                                 Allmerica Asset Management, Inc.
AIT Money Market                                      Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                     Massachusetts Financial Services Company
                                                      and Jennison Associates LLC
AIT Select Capital Appreciation Fund                  T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                      Schroder Investment Management North America Inc.
AIT Select Growth Fund                                Putnam Investment Management, Inc.
AIT Select Growth and Income Fund                     J.P. Morgan Investment Management Inc.
AIT Select International Equity Fund                  Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund               Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                      TCW Investment Management Company
AIT Select Strategic Income Fund                      Western Asset Management Company
AIT Select Value Opportunity Fund                     Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                       A I M Advisors, Inc.
Alliance Growth and Income Portfolio                  Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio                     Alliance Capital Management, L.P.
Fidelity VIP Equity-Income Portfolio                  Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                         Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                    Fidelity Management & Research Company
FT VIP Franklin Small Cap Fund                        Franklin Advisers, Inc.
FT VIP Mutual Shares Securities Fund                  Franklin Mutual Advisers, LLC
INVESCO VIF Health Sciences Fund                      INVESCO Funds Group, Inc.
Janus Aspen Growth Portfolio                          Janus Capital
T. Rowe Price International Stock Portfolio           T. Rowe Price International, Inc.


CAN I MAKE TRANSFERS AMONG THE FUNDS AND THE FIXED ACCOUNT?

Yes. The Contract permits you to transfer Contract Value among the available Sub-Accounts and between the Sub-Accounts and the General Account of the Company, subject to certain limitations described under THE CONTRACT -- "Transfer Privilege." You also may elect automatic account rebalancing so that assets remain allocated according to a desired mix or choose automatic dollar cost averaging to gradually move funds into one or more Sub-Accounts. See "Transfer Privilege."

The first 12 transfers of Contract Value in a Contract year are free. A transfer charge not to exceed $25 may apply for each additional transfer in the same Contract year. This charge is for the costs of processing the transfer.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The Contract requires a single payment on or before the Date of Issue. Additional payment(s) of at least $10,000 may be made as long as the total payments do not exceed the maximum payment amount specified in the contract.

WHAT IF I NEED MY MONEY?

You may borrow up to the Loan Value of your Contract. The Loan Value is 90% of the Surrender Value. You may also make partial withdrawals and surrender the Contract for its Surrender Value.

The guaranteed annual interest rate credited to the Contract Value securing a loan will be at least 4.0% (5.5% for a preferred loan). The Company charges interest on loans at an annual rate that is guaranteed not to exceed 6.0%.

We will allocate Contract loans among the Sub-Accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-rata Allocation. We will transfer the Contract Value in each Sub-Account equal to the Contract loan to the Fixed Account.

You may surrender your Contract and receive its Surrender Value. You may make partial withdrawals of $1,000 or more from the Contract Value, subject to a partial withdrawal transaction fee and any applicable surrender charges. The Face Amount is proportionately reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the Contract Value below $25,000. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Contract. See FEDERAL TAX CONSIDERATIONS, "Contract Loans." A surrender on partial withdrawal may have tax consequences. See FEDERAL TAX CONSIDERATIONS, "Taxation of the Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

Yes. There are several changes you can make after receiving your Contract, within limits. You may

    - Cancel your Contract under its "Right to Cancel" provision;

    - Transfer your ownership to someone else;

    - Change the Beneficiary;

    - Change the allocation for any additional payment, with no tax consequences under current law;

    - Make transfers of the Contract Value among the Funds, with no taxes incurred under current law; and

    - Add or remove the optional insurance benefits.

CAN I CONVERT MY CONTRACT INTO A FIXED CONTRACT?

Yes. You can convert your Contract without charge during the first 24 months after the Date of Issue. On conversion, we will transfer the Contract Value in the Variable Account to the Fixed Account. We will allocate any future payment(s) to the Fixed Account, unless you instruct us otherwise.

WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY CONTRACT?

The Contract will not lapse unless the Surrender Value on a Monthly Processing Date is less than zero. There is a 62-day grace period in this situation. If the Insured has not died, you may reinstate your Contract within three years after the grace period, within limits. The Insured must provide evidence of insurability subject to our then current underwriting standards. See CONTRACT TERMINATION AND REINSTATEMENT. If the Guaranteed Death Benefit is in effect, the Contract will not lapse. However, if the Guaranteed Death Benefit terminates, the Contract may then lapse. See THE CONTRACT -- "Guaranteed Death Benefit."

HOW IS MY CONTRACT TAXED?

The Contract has been designed to be a "modified endowment contract." However, under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code"), an exchange of (1) a life insurance contract entered into before June 21, 1988 or
(2) a life insurance contract that is not itself a modified endowment contract, will not cause the Contract to be treated as a modified endowment contract if no additional payments are made and there is no increase in the death benefit as a result of the exchange.

If the Contract is considered a modified endowment contract, all distributions (including Contract loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. Also, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income. However, the Net Death Benefit under the Contract is excludable from the gross income of the Beneficiary. In some circumstances, federal estate tax may apply to the Net Death Benefit or the Contract Value. See "Taxation of the Contract."

                            ------------------------

This Summary is intended to provide only a very brief overview of the more significant aspects of the Contract. The Prospectus and the Contract provide further detail. The Contract provides insurance protection for the named beneficiary. The Contract and its attached application or enrollment form are the entire agreement between you and the Company.

THE PURPOSE OF THE CONTRACT IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT.

NO CLAIM IS MADE THAT THE CONTRACT IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT

The Variable Account is a separate investment account with twenty-three (23) Sub-Accounts. Each Sub-Account invests in a Fund of AIT, AIM, Alliance, Fidelity VIP, FT VIP, INVESCO VIF, Janus or T. Rowe Price. The assets used to fund the variable part of the Contracts are set aside in Sub-Accounts and are separate from our general assets. We administer and account for each Sub-Account as part of our general business. However, income, capital gains and capital losses are allocated to each Sub-Account without regard to any of our other income, capital gains or capital losses. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of ours.

Our Board of Directors authorized the Variable Account by vote on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Company. We reserve the right, subject to law, to change the names of the Variable Account and the Sub-Accounts.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "WHAT ARE THE EXPENSES AND FEES OF THE FUNDS?" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust ("Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Twelve investment portfolios ("Funds") of AIT are currently available under the Contract. Allmerica Financial Investment Management Services, Inc.

("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976 and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP High Income Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES

Janus Aspen Series ("Janus") is an open-end, management investment company registered with the SEC. It was organized as a Delaware Business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. One of its investment portfolios is available under the Contract: Janus Growth Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the
Contract: T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The Sub-Adviser for the AIT Equity Index Fund is Allmerica Asset Management, Inc.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The Sub-Adviser for the AIT Money Market Fund is Allmerica Asset Management, Inc.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation. The Sub-Advisers for the AIT Select Aggressive Growth Fund are Massachusetts Financial Services Company and Jennison Associates LLC.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Sub-Adviser for the AIT Select Capital Appreciation Fund is T. Rowe Price Associates, Inc.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets. The Sub-Adviser for the AIT Select Emerging Markets Fund is Schroder Investment Management North America, Inc.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the AIT Select Growth and Income Fund is J.P. Morgan Investment Management, Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the AIT Select Growth Fund is Putnam Investment Management, LLC.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the AIT Select International Equity Fund is Bank of Ireland Asset Management (U.S.) Limited.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The Sub-Adviser for the AIT Select Investment Grade Income Fund is Allmerica Asset Management, Inc.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation. The Sub-Adviser for the AIT Select Strategic Growth Fund is TCW Investment Management Company.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities. The Sub-Adviser for the AIT Select Strategic Income Fund is Western Asset Management Company.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued. The Sub-Adviser for the AIT Select Value Opportunity Fund is Cramer Rosenthal McGlynn, LLC.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income, while also considering growth of capital.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding
(i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO, INC. -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND/OR POLICIES. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Contract Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

                                  THE CONTRACT

MARKET TIMERS

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contracts.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. The Company reserves the right to impose, without prior notice, restrictions on transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

APPLYING FOR A CONTRACT

Individuals wishing to purchase a Contract must complete an application and submit it to an authorized representative or to the Company at its Principal Office. We offer Contracts to applicants 89 years old and under. After receiving a completed application from a prospective Contract Owner, we will begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

If a prospective Contract Owner makes the initial payment with the application, we will provide fixed conditional insurance during underwriting. The conditional insurance will be based upon Death Benefit Factors shown in the Conditional Insurance Agreement, up to a maximum of $500,000, depending on Age and Underwriting Class. This coverage will continue for a maximum of 90 days from the date of the application or, if required, the completed medical exam. If death is by suicide, we will return only the payment made.

If you made the initial payment before the date of Issuance and Acceptance, we will allocate the payment to our Fixed Account within two business days of receipt of the payment at our Principal Office. IF WE ARE UNABLE TO ISSUE THE CONTRACT, THE PAYMENT WILL BE RETURNED TO THE CONTRACT OWNER WITHOUT INTEREST.

If your application is approved and the Contract is issued and accepted, we will allocate your Contract Value on Issuance and Acceptance according to your instructions. However, if your Contract provides for a full refund of payments under its "Right to Cancel" provision as required in your state (see THE CONTRACT -- "Free Look Period," below), we will initially allocate your Sub-Account investments to the AIT Money Market Fund. We will reallocate all amounts according to your investment choices no later than the expiration of the right to cancel period.

If your initial payment is equal to the amount of the Guideline Single Premium, the Contract will be issued with the Guaranteed Death Benefit at no additional cost. If the Guaranteed Death Benefit is in effect on the

Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated. (See THE CONTRACT -- "Death Benefit" -- "Guaranteed Death Benefit," below)

FREE LOOK PERIOD

The Contract provides for a free look period under the "Right to Cancel" provision. You have the right to examine and cancel your Contract by returning it to us or to one of our representatives on or before the tenth day (or such later date as required in your state) after you receive the Contract.

If your Contract provides for a full refund under its "Right to Cancel" provision, the Company will mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

Where required by state law, the refund will be your entire payment. In all other states, the refund will equal the sum of:

    - Amounts allocated to the Fixed Account; PLUS

    - The Contract Value in the Variable Account; PLUS

    - All fees, charges and taxes which have been imposed.

Your refund will be determined as of the Valuation Date that the Contract is received at our Principal Office.

CONVERSION PRIVILEGE

Within 24 months of the Date of Issue, you can convert your Contract into a fixed Contract by transferring all Contract Value in the Sub-Accounts to the Fixed Account. The conversion will take effect at the end of the Valuation Period in which we receive, at our Principal Office, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payment(s) to the Fixed Account, unless you instruct us otherwise.

PAYMENTS

The Contracts are designed for a large single payment to be paid by the Contract Owner on or before the Date of Issue. The minimum initial payment is $25,000. The initial payment is used to determine the Face Amount. The Face Amount will be determined by treating the payment as equal to 100% of the Guideline Single Premium. You may indicate the desired Face Amount on the application. If the Face Amount specified exceeds 100% of the Guideline Single Premium for the payment amount, the application will be amended and a Contract with a higher Face Amount will be issued.

If the Face Amount specified is less than 80% of the Guideline Single Premium for the payment amount, the application will be amended and a Contract with a lower Face Amount will be issued. The Contract Owner must agree to any amendment to the application.

Under our underwriting rules, the Face Amount must be based on 100% of the Guideline Single Premium to be eligible for simplified underwriting.

Payments are payable to the Company. Payments may be made by mail to our Principal Office or through our authorized representative. Any additional payment, after the initial payment, is credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office.

The Contract limits the ability to make additional payments. However, no additional payment may be less than $10,000 without our consent. Any additional payment(s) may not cause total payments to exceed the maximum payment on the specifications page of your Contract.

Total payments may not exceed the current maximum payment limits under federal tax law. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent Contract lapse during a Contract year. See CONTRACT TERMINATION AND REINSTATEMENT.

ALLOCATION OF PAYMENTS

The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Contract, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%. You may change the allocation of future net payments by written request or telephone request, as described below.

An allocation change will take effect on the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The Contract Value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Please review your allocations of payments and Contract Value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Contract Value held in the Fixed Account that secures a Contract loan.) We will make transfers at your written request or telephone request, as below. Transfers are effected at the value next computed after receipt of the transfer order.

TELEPHONE REQUESTS

You have the privilege to make telephone requests, unless you elected not to have the privilege on the application or enrollment form. The Company and its agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

    - Minimum or maximum amount that may be transferred,

    - Minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - Minimum period between transfers, and

    - Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

    - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Contract Value under the Contract.

    - You may make only one transfer involving the Fixed Account in each Contract quarter.

Currently, the first 12 transfers in a Contract year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Contract year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, contract loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 made on a periodic basis:

    - from the Fixed Account or the Sub-Account which invests in the AIT Money Market Fund of AIT to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Contract Value among the Sub-Accounts ("Automatic Account Rebalancing Option").

Automatic transfers may be made every one, three, six or twelve months. The first automatic transfer counts as one transfer toward the 12 free transfers allowed in each Contract year. Each subsequent automatic transfer is free and does not reduce the remaining number of transfers that are free in a Contract year.

Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Processing Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Account Rebalancing Option may not be in effect at the same time. The Fixed Account is not included in Automatic Account Rebalancing.

If the Contract Value in the Sub-Account from which the automatic transfer is to be made is reduced to zero, the automatic transfer option will terminate. The Contract Owner must reapply for any future automatic transfers.

ASSET ALLOCATION MODEL REALLOCATIONS

If a Contract Owner elects to follow an asset allocation strategy, the Contract Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocations recommendations made by such third parties, and is not responsible for the investment allocations and transfers transacted on the Contract Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

DEATH BENEFIT (WITHOUT GUARANTEED DEATH BENEFIT)

If the Contract is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit to the named Beneficiary. For Second-to-Die Contracts, the Net Death Benefit is payable on the death of the last surviving Insured. There is no Death Benefit payable on the death of the first Insured to die. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. See OTHER CONTRACT PROVISIONS -- "Delay of Payments." The Beneficiary may receive the Net Death Benefit in a lump sum or under a payment option, unless the payment option has been restricted by the Contract Owner. See APPENDIX C -- PAYMENT OPTIONS.

The Death Benefit is the GREATER of the:

    - Face Amount OR

    - Minimum Sum Insured.

Before the Final Payment Date the Net Death Benefit is:

    - The Death Benefit; MINUS

    - Any Outstanding Loan, optional benefit charges and Monthly Deductions due and unpaid through the Contract month in which the Insured dies, as well as any partial withdrawals and surrender charges.

After the Final Payment Date, the Net Death benefit is:

    - The Contract Value; MINUS

    - Any Outstanding Loan.

GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)

If at the time of issue the Contract Owner has made payments equal to 100% of the Guideline Single Premium, a Guaranteed Death Benefit will be added to the Contract at no additional charge. The Contract will not lapse while the Guaranteed Death Benefit is in force. The Death Benefit before the Final Payment Date will be the greater of the:

    - Face Amount OR

    - Minimum Sum Insured.

If the Guaranteed Death Benefit is in effect on the Final Payment Date, a guaranteed Net Death Benefit will be provided thereafter unless the Guaranteed Death Benefit is terminated, as described below. The guaranteed Net Death Benefit will be:

    - the GREATER of (a) the Face Amount as of the Final Payment Date or
      (b) the Contract Value as of the date due proof of death is received by the Company,

    - REDUCED by the Outstanding Loan, if any, through the Contract month in which the Insured dies.

The Guaranteed Death Benefit will terminate (AND MAY NOT BE REINSTATED) on the first to occur of the following:

    - Foreclosure of the Outstanding Loan, if any; or

    - Any Contract change that results in a negative guideline level premium; or

    - A request for a partial withdrawal or preferred loan after the Final Payment Date; or

    - Upon your written request.

GUIDELINE MINIMUM SUM INSURED -- The Guideline Minimum Sum Insured is a percentage of the Contract Value as set forth in APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE. The Guideline Minimum Sum Insured is computed based on federal tax regulations to ensure that the Contract qualifies as a life insurance Contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary. The Guideline Minimum Sum Insured under this Contract meets or exceeds the IRS Guideline Minimum Sum Insured.

ILLUSTRATION -- In this illustration, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

A Contract with a $100,000 Face Amount will have a Death Benefit of $100,000. However, because the Death Benefit must be equal to or greater than 250% of Contract Value, if the Contract Value exceeds $40,000 the Death Benefit will exceed the $100,000 Face Amount. In this example, each dollar of Contract Value above $40,000 will increase the Death Benefit by $2.50. For example, a Contract with a Contract Value of $50,000 will have a guideline minimum sum insured of $125,000 ($50,000 X 2.50); Contract Value of $60,000 will produce a guideline minimum sum insured of $150,000 ($60,000 X 2.50); and Contract Value of $75,000 will produce a guideline minimum sum insured of $187,500 ($75,000 X 2.50).

Similarly, if Contract Value exceeds $40,000, each dollar taken out of Contract Value will reduce the Death Benefit by $2.50. If, for example, the Contract Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the Death Benefit will be reduced from $150,000 to $125,000. If, however, the Contract Value multiplied by the applicable percentage from the table in Appendix A is less than the Face Amount, the Death Benefit will equal the Face Amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Contract Value exceeded $54,055 (rather than $40,000), and each dollar then added to or taken from Contract Value would change the Death Benefit by $1.85.

CONTRACT VALUE

The Contract Value is the total value of your Contract. It is the SUM of:

    - Your accumulation in the Fixed Account; PLUS

    - The value of your Units in the Sub-Accounts.

There is no guaranteed minimum Contract Value. The Contract Value on any date depends on variables that cannot be predetermined.

Your Contract Value is affected by the:

    - Amount of your payment(s);

    - Interest credited in the Fixed Account;

    - Investment performance of the Funds you select;

    - Partial withdrawals;

    - Loans, loan repayments and loan interest paid or credited; and

    - Charges and deductions under the Contract.

COMPUTING CONTRACT VALUE -- We compute the Contract Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Contract Value is:

    - Your payment plus any interest earned during the underwriting period it was allocated to the Fixed Account (see THE CONTRACT -- "Applying for a Contract"); MINUS

    - The Monthly Deductions due.

On each Valuation Date after the Date of Issue, the Contract Value is the SUM of:

    - Accumulations in the Fixed Account; PLUS

    - The SUM of the PRODUCTS of:

       - The number of Units in each Sub-Account; TIMES

       - The value of a Unit in each Sub-Account on the Valuation Date.

THE UNIT -- We allocate each payment to the Sub-Accounts you selected. We credit allocations to the Sub-Accounts as Units. Units are credited separately for each Sub-Account.

The number of Units of each Sub-Account credited to the Contract is the QUOTIENT of:

    - That part of the payment allocated to the Sub-Account; DIVIDED by

    - The dollar value of a Unit on the Valuation Date the payment is received at our Principal Office.

The number of Units will remain fixed unless changed by a split of Unit value, transfer, loan, partial withdrawal or surrender. Also, Monthly Deductions taken from a Sub-Account will result in cancellation of Units equal in value to the amount deducted.

The dollar value of a Unit of a Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. This investment experience reflects the investment performance, expenses and charges of the Fund in which the Sub-Account invests. The value of each Unit was set at $1.00 on the first Valuation Date of each Sub-Account.

The value of a Unit on any Valuation Date is the PRODUCT of:

    - The dollar value of the Unit on the preceding Valuation Date; TIMES

    - The Net Investment Factor.

NET INVESTMENT FACTOR -- The net investment factor measures the investment performance of a Sub-Account during the Valuation Period just ended. The net investment factor for each Sub-Account is the result of:

    - The net asset value per share of a Fund held in the Sub-Account determined at the end of the current Valuation Period; PLUS

    - The per share amount of any dividend or capital gain distributions made by the Fund on shares in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period; DIVIDED BY

    - The net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; MINUS

    - The mortality and expense risk charge for each day in the Valuation Period, currently at an annual rate of 0.90% of the daily net asset value of that Sub-Account.

The net investment factor may be greater or less than one.

PAYMENT OPTIONS

The Net Death Benefit payable may be paid in a single sum or under one or more of the payment options then offered by the Company. See APPENDIX C -- PAYMENT OPTIONS. These payment options also are available at the Final Payment Date or if the Contract is surrendered. If no election is made, we will pay the Net Death Benefit in a single sum.

OPTIONAL INSURANCE BENEFITS

You may add optional insurance benefits to the Contract, as described in APPENDIX B -- OPTIONAL INSURANCE BENEFITS.

SURRENDER

You may surrender the Contract and receive its Surrender Value. The Surrender Value is:

    - The Contract Value, MINUS

    - Any Outstanding Loan and surrender charges.

We will compute the Surrender Value on the Valuation Date on which we receive the Contract with a Written Request for surrender. We will deduct a surrender charge if you surrender the Contract within 10 full Contract years of the Date of Issue. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The Surrender Value may be paid in a lump sum or under a payment option then offered by us. See APPENDIX C -- PAYMENT OPTIONS. We will normally pay the Surrender Value within seven days following our receipt of Written Request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

For important tax consequences of a surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

You may withdraw part of the Contract Value of your Contract on Written Request. Your Written Request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the Sub-Accounts and the Fixed Account. If you do not provide allocation instructions, we will make a Pro-rata

Allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the Contract Value below $25,000. The Face Amount is reduced proportionately based on the ratio of the amount of the partial withdrawal and charges to the Contract Value on the date of withdrawal.

On a partial withdrawal from a Sub-Account, we will cancel the number of Units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal transaction fee and any applicable surrender fee. See CHARGES AND DEDUCTIONS -- "Surrender Charge." We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

The following charges will apply to your Contract under the circumstances described. Some of these charges apply throughout the Contract's duration.

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Contracts, where the Insured is within the following class of individuals:

    All employees of First Allmerica and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

MONTHLY DEDUCTIONS

On the Monthly Processing Date, the Company will deduct an amount to cover charges and expenses incurred in connection with the Contract. This Monthly Deduction will be deducted by subtracting values from the Fixed Account accumulation and/or canceling Units from each applicable Sub-Account in the ratio that the Contract Value in the Sub-Account bears to the Contract Value. The amount of the Monthly Deduction will vary from month to month. If the Contract Value is not sufficient to cover the Monthly Deduction which is due, the Contract may lapse. (See CONTRACT TERMINATION AND REINSTATEMENT.) The Monthly Deduction is comprised of the following charges:

- MAINTENANCE FEE: The Company will make a deduction of $2.50 from any Contract with less than $100 in Contract Value to cover charges and expenses incurred in connection with the Contract. This charge is to reimburse the Company for expenses related to issuance and maintenance of the Contract. The Company does not intend to profit from this charge.

- ADMINISTRATION CHARGE: The Company imposes a monthly charge at an annual rate of 0.20% of the Contract Value. This charge is to reimburse us for administrative expenses incurred in the administration of the Contract. It is not expected to be a source of profit.

- MONTHLY INSURANCE PROTECTION CHARGE: Immediately after the Contract is issued, the Death Benefit will be greater than the payment. While the Contract is in force, prior to the Final Payment Date, the Death Benefit will generally be greater than the Contract Value. To enable us to pay this excess of the Death Benefit over the Contract Value, a monthly cost of insurance charge is deducted. This charge varies depending on the type of Contract and the Underwriting Class. In no event will the current deduction for the cost of insurance exceed the guaranteed maximum insurance protection rates set forth in the Contract. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables, Tobacco User or Non-Tobacco User (Mortality Table B for unisex Contracts and Mortality Table D for Second-to-Die Contracts) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all Insureds of the same Age, sex and Underwriting Class whose Contracts have been in force for the same period.

  The Underwriting Class of an Insured will affect the insurance protection rate. We currently place Insureds into standard Underwriting Classes and non-standard Underwriting Classes. The Underwriting Classes are also divided into two categories: tobacco user and non-tobacco user. We will place Insureds under the age of 18 at the Date of Issue in a standard or non-standard Underwriting Class. We will then classify the Insured as a non-tobacco user.

- DISTRIBUTION EXPENSE: During the first ten Contract years, we make a monthly deduction to compensate for a portion of the sales expenses which are incurred by us with respect to the Contracts. This charge is equal to an annual rate of 0.90% of the Contract Value.

- FEDERAL AND STATE PAYMENT TAX CHARGE: During the first Contract year, we make a monthly deduction to partially compensate the Company for the increase in federal tax liability from the application of Section 848 of the Internal Revenue Code and to offset a portion of the average premium tax the Company is expected to pay to various state and local jurisdictions. This charge is equal to an annual rate of 1.50% of the Contract Value. Premium taxes vary from state to state, ranging from zero to 5%. The deduction may be higher or lower than the actual premium tax imposed by the applicable jurisdiction, and is made whether or not any premium tax applies. The Company does not intend to profit from the premium tax portion of this charge.

DAILY DEDUCTIONS

We assess each Sub-Account with a charge for mortality and expense risks we assume. Fund expenses are also reflected in the value of the units of the Variable Account.

- MORTALITY AND EXPENSE RISK CHARGE: We impose a daily charge at a current annual rate of 0.90% of the average daily net asset value of each Sub-Account. This charge compensates us for assuming mortality and expense risks for variable interests in the Contracts.

  The mortality risk we assume is that Insureds may live for a shorter time than anticipated. If this happens, we will pay more Net Death Benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the Contracts will exceed those compensated by the maintenance fee and administration charges in the Contracts. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

- FUND EXPENSES: The value of the Units of the Sub-Accounts will reflect the investment advisory fee and other expenses of the Funds whose shares the Sub-Accounts purchase. The prospectuses and statements of additional information of the Funds contain more information concerning the fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the Sub-Accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

SURRENDER CHARGE

A contingent surrender charge is deducted from Contract Value in the case of surrender and/or a partial withdrawal for up to 10 years from Date of Issue of the Contract. The payments you make for the Contract are the maximum amount subject to a surrender charge. Certain withdrawals may be made without surrender charges, but any part of a withdrawal that is assessed a surrender charge reduces the remaining payments that will be subject to a surrender charge in the future.

In any Contract year, you may withdraw, without a surrender charge, up to:

    - 10% of the Contract Value at the time of the withdrawal, MINUS

    - The total of any prior free withdrawals in the same Contract year ("Free 10% Withdrawal.")

The 10% Free Withdrawal amount applies to both partial withdrawals and a full surrender of the Contract.

We will apply a surrender charge only to the amount by which your requested withdrawal exceeds the remaining 10% Free Withdrawal amount for that Contract year. This excess withdrawal amount, which is subject to a surrender charge based on the table below, reduces the remaining amount of your payments that will be subject to a surrender charge in the future. If the amount of the remaining payments that are subject to a surrender charge is reduced to zero, we will no longer assess a surrender charge, even if the surrender or partial withdrawal is within 10 years of the Contract's Date of Issue. During the first Contract year, the surrender charge could be as much as 10% of your purchase payments. See the EXAMPLES, below.

The surrender charge applicable to the excess withdrawal amount will depend upon the number of years that the Contract has been in force, based on the following schedule:

Contract Year*          1       2      3      4      5      6      7      8      9     10+
Surrender Charge      10.00%  9.25%  8.50%  7.75%  7.00%  6.25%  4.75%  3.25%  1.50%    0%

* For a Contract that lapses and reinstates, see CONTRACT TERMINATION AND REINSTATEMENT.

The amount withdrawn from Contract Value equals the amount you request plus the contingent surrender charge and the partial withdrawal transaction fee (described below).

The right to make the Free 10% Withdrawal is not cumulative from Contract year to Contract year. For example, if you withdraw only 8% of Contract Value in the second Contract year, the amount you could withdraw in future Contract years would not be increased by the amount you did not withdraw in the second Contract year.

PARTIAL WITHDRAWAL TRANSACTION FEE

For each partial withdrawal (including a Free 10% Withdrawal), we deduct a transaction fee of 2.0% of the amount withdrawn, not to exceed $25. This fee is intended to reimburse us for the cost of processing the partial withdrawal. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge (described below).

EXAMPLES

In each example below, it is assumed that you have not taken any loans from the Contract.

EXAMPLE 1. Assume that you made an initial payment of $100,000 to the Contract, and that the Contract Value is $120,000 when you request a full surrender of the Contract eight months later. The amount of the Free 10% Withdrawal is $12,000 (10% of Contract Value). The amount of the Contract Value that is subject to a surrender charge is $108,000 (the $120,000 Contract Value minus the Free 10% Withdrawal of $12,000). However, the amount of the surrender charge is capped at $10,000 (the first year surrender charge of 10% times your $100,000 payment to the Contract). The Surrender Value is $110,000 (the Contract Value of $120,000 minus the surrender charge of $10,000).

EXAMPLE 2. Assume that you made an initial payment of $100,000 for the Contract, and that you request a partial withdrawal of $15,000 at the beginning of the fifth Contract year when the Contract Value is $130,000. The amount of the Free 10% Withdrawal is $13,000 (10% of the Contract Value). The amount of the partial withdrawal that is subject to a surrender charge is $2,000 (the $15,000 you requested minus the Free 10% Withdrawal of $13,000). The amount of the surrender charge is $140 ($2,000 times the 7.00% surrender charge applicable in the fifth Contract year). The remaining Contract Value is $114,835 (the $130,000 Contract Value at the time of the withdrawal minus the $15,000 you requested, the $140 surrender charge, and the $25 partial withdrawal transaction fee). The amount of the Contract Value that is subject to a surrender charge is $98,000 (your $100,000 initial payment minus the $2,000 that was subject to the surrender charge).

Assume that, later in the same year, your Contract Value has grown to $150,000 and you make a request for a partial withdrawal of $10,000. The amount of the Free 10% Withdrawal is $2,000 (the $15,000 that is 10% of Contract Value at the time of withdrawal minus the prior Free 10% Withdrawal in that year of $13,000). The amount of the withdrawal that is subject to a surrender charge is $8,000 (the $10,000 you requested minus the current Free 10% Withdrawal of $2,000). The amount of the surrender charge is $560 ($8,000 times the 7.00% surrender charge applicable in the fifth Contract year). The remaining Contract Value is $139,415 (the $150,000 Contract Value at the time of the withdrawal minus the $10,000 you requested, the $560 surrender charge, and the $25 partial withdrawal transaction fee). The amount of the Contract Value that is subject to a surrender charge is now $90,000 (the $98,000 of the initial payment that was still subject to a surrender charge after the first withdrawal minus the $8,000 that is subject to the surrender charge at the second withdrawal).

TRANSFER CHARGES

The first 12 transfers in a Contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that Contract year. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers, the first automatic transfer counts as one transfer. Each future automatic transfer is without charge and does not reduce the remaining number of transfers that may be made without charge in that Contract year or in later Contract years. However, if you change your instructions for automatic transfers, the first automatic transfer thereafter will count as one transfer.

Each of the following transfers of Contract Value from the Sub-Accounts to the Fixed Account is free and does not count as one of the 12 free transfers in a Contract year:

    - A conversion within the first 24 months from Date of Issue;

    - A transfer to the Fixed Account to secure a loan; and

    - A transfer from the Fixed Account as a result of a loan repayment.

                                 CONTRACT LOANS

You may borrow money secured by your Contract Value, both during and after the first Contract year. The total amount you may borrow is the Loan Value. The Loan Value is 90% of the Surrender Value.

The minimum loan amount is $1,000. The maximum loan is the Loan Value minus any Outstanding Loan. We will usually pay the loan within seven days after we receive the Written Request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS -- "Delay of Payments."

We will allocate the loan among the Sub-Accounts and the Fixed Account according to your instructions. If you do not make an allocation, we will make a Pro-rata Allocation. We will transfer Contract Value in each Sub-Account equal to the Contract loan to the Fixed Account. We will not count this transfer as a transfer subject to the transfer charge.

Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.0% (5.5% for preferred loans). NO OTHER INTEREST WILL BE CREDITED.

PREFERRED LOAN OPTION

Any portion of the Outstanding Loan that represents earnings in this Contract, a loan from an exchanged life insurance policy that was as carried over to this Contract or the gain in the exchanged life insurance policy that was carried over to this Contract may be treated as a preferred loan. You may change a preferred loan to a non-preferred loan at any time upon written request. The available percentage of the gain carried over from an exchanged policy less any policy loan carried over which will be eligible for preferred loan treatment is as follows:

Beginning of            1      2      3      4      5      6      7      8      9     10     11
Contract Year           -      -      -      -      -      -      -      -      -     --     --
Unloaned Gain           0%    10%    20%    30%    40%    50%    60%    70%    80%    90%   100%
Available

The guaranteed annual interest rate credited to the Contract Value securing a preferred loan will be at least 5.5%.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Contract. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

LOAN INTEREST CHARGED

The Company charges interest on loans at an annual rate that is guaranteed not to exceed 6.0%. Interest accrues daily. Interest is due and payable in arrears at the end of each Contract year or for as short a period as the loan may exist. Interest not paid when due will be added to the Outstanding Loan by transferring Contract Value equal to the interest due to the Fixed Account. The interest due will bear interest at the same rate.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before Contract lapse. We will allocate that part of the Contract Value in the Fixed Account that secured a repaid loan to the Sub-Accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Contract Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Contract Value previously transferred from the Variable Account to secure the outstanding loan.

If the Outstanding Loan exceeds the Contract Value less the surrender charge, the Contract will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Contract will terminate with no value. See CONTRACT TERMINATION AND REINSTATEMENT.

EFFECT OF CONTRACT LOANS

Contract loans will permanently affect the Contract Value and Surrender Value, and may permanently affect the Death Benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Contract Value in the Fixed Account that secures the loan. We will deduct any Outstanding Loan from the proceeds payable when the Insured dies or from a surrender.

                     CONTRACT TERMINATION AND REINSTATEMENT

TERMINATION

Unless the Guaranteed Death Benefit is in effect, the Contract will terminate if on a Monthly Processing Date the Surrender Value is less than $0 (zero.) If this situation occurs, the Contract will be in default. You will then have a grace period of 62 days, measured from the date of default, to make a payment sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the payment due and the date by which it must be paid. Failure to make a sufficient payment within the grace period will result in the Contract terminating without value. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any overdue charges. See THE CONTRACT -- "Guaranteed Death Benefit."

REINSTATEMENT

A terminated Contract may be reinstated within three years of the date of default and before the Final Payment Date. The reinstatement takes effect on the Monthly Processing Date following the date you submit to us:

    - Written application for reinstatement;

    - Evidence of Insurability showing that the Insured is insurable according to our current underwriting rules;

    - A payment that is large enough to cover the cost of all Contract charges that were due and unpaid during the grace period;

    - A payment that is large enough to keep the Contract in force for three months; and

    - A payment or reinstatement of any loan against the Contract that existed at the end of the grace period.

Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit may not be reinstated.

SURRENDER CHARGE -- For the purpose of measuring the surrender charge period, the Contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default.

CONTRACT VALUE ON REINSTATEMENT -- The Contract Value on the date of reinstatement is:

    - The payment made to reinstate the Contract and interest earned from the date the payment was received at our Principal Office; PLUS

    - The Contract Value less any Outstanding Loan on the date of default; MINUS

    - The Monthly Deductions due on the date of reinstatement.

You may reinstate any Outstanding Loan.

                           OTHER CONTRACT PROVISIONS

CONTRACT OWNER

The Contract Owner named on the specifications page of the Contract is the Insured unless another Contract Owner has been named in the application. As Contract Owner, you are entitled to exercise all rights under your Contract while the Insured is alive, with the consent of any irrevocable Beneficiary.

BENEFICIARY

The Beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Contract, the Beneficiary has no rights in the Contract before the Insured dies. While the Insured is alive, you may change the Beneficiary, unless you have declared the Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Contract Owner (or the Contract Owner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, we will pay each Beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless the Contract Owner has requested otherwise.

ASSIGNMENT

You may assign a Contract as collateral or make an absolute assignment. All Contract rights will be transferred to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the Written Request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING CONTRACT PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE THE CONTRACT

We cannot challenge the validity of your Contract if the Insured was alive after the Contract had been in force for two years from the Date of Issue.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide within two years from the Date of Issue. Instead, we will pay the Beneficiary all payments made for the Contract, without interest, less any Outstanding Loan and partial withdrawals.

MISSTATEMENT OF AGE OR SEX

If the Insured's Age or sex is not correctly stated in the Contract application, we will adjust the Death Benefit and the Face Amount under the Contract to reflect the correct Age and sex. The adjustment will be based upon the ratio of the maximum payment for the Contract to the maximum payment for the Contract issued for the correct Age or sex. We will not reduce the Death Benefit to less than the Guideline Minimum Sum Insured. For a unisex Contract, there is no adjusted benefit for misstatement of sex.

DELAY OF PAYMENTS

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Contract loans and transfers may be postponed whenever:

    - The New York Stock Exchange is closed other than customary weekend and holiday closings;

    - The SEC restricts trading on the New York Stock Exchange; or

    - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets.

We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the Fixed Account used to make payments on Contracts that we or our affiliates issue will not be delayed.

                           FEDERAL TAX CONSIDERATIONS

The following summary of federal tax considerations is based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the Contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the Contract Owner is a corporation or the Trustee of an employee benefit plan. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE VARIABLE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. We file a consolidated tax return with our parent and affiliates. We do not currently charge for any income tax on the earnings or realized capital gains in the Variable Account. We do not currently charge for federal income taxes with respect to the Variable Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the Variable Account.

Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the Variable Account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE CONTRACTS

We believe that the Contracts described in this prospectus are life insurance contracts under Section 7702 of the Code. Section 7702 affects the taxation of life insurance contracts and places limits on the total amount of premiums and on the relationship of the Contract Value to the Death Benefit. So long as the Contracts are life insurance contracts, the Net Death Benefit of the Contract is excludable from the gross income of the Beneficiary. Also, any increase in Contract Value is not taxable until received by you or your designee. Although the Company believes the Contracts are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to a last survivorship life insurance contract is not directly addressed by Section 7702. In absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Contract will meet the Section 7702 definition of a life insurance Contract. This is true particularly if the Contract Owner pays the full amount of payments permitted under the Contract. A Contract Owner contemplating the payment of such amounts should do so only after consulting a tax advisor.

If a Contract were determined not to be a life insurance contract under
Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay test" of Section 7702A. The seven-pay test provides that payments cannot be paid at a rate more rapidly than allowed by the payment of seven annual payments using specified computational rules provided in
Section 7702A. If the Contract is considered a modified endowment contract, distributions (including Contract loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis and includible in gross income to the extent that the Surrender Value exceeds the Contract Owner's investment in the Contract. Any other amounts will be treated as a return of capital up to the Contract Owner's basis in the Contract. A 10% additional tax is imposed on that part of any distribution that is includible in income, unless the distribution is:

    - Made after the taxpayer becomes disabled;

    - Made after the taxpayer attains age 59 1/2; OR

    - Part of a series of substantially equal periodic payments for the taxpayer's life or life expectancy or joint life expectancies of the taxpayer and beneficiary.

The Company has designed this Contract to meet the definition of a modified endowment contract.

Any contract received in exchange for a modified endowment contract will also be a modified endowment contract. However, an exchange under Section 1035 of the Code of (1) a life insurance contract entered into before June 21, 1988 or
(2) a life insurance contract that is not itself a modified endowment contract, will not cause the new Contract to be treated as a modified endowment contract if no additional payments are paid and there is no increase in the death benefit as a result of the exchange.

All modified endowment contracts issued by the same insurance company to the same Contract Owner during any calendar period will be treated as a single modified endowment contract in computing taxable distributions.

CONTRACT LOANS

Consumer interest paid on Contract loans under an individually owned Contract is not tax deductible. A business may deduct interest on loans up to $50,000 subject to a prescribed maximum amount, provided that the Insured is a "key person" of that business. The Code defines "key person" to mean an officer or a 20% owner.

You may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Contract.

DIVERSIFICATION

Federal tax law requires that the investment of each Sub-Account funding the Contracts be adequately diversified according to Treasury regulations. Although we do not have control over the investments of the Funds, we believe that the Funds currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which Contract Owners may direct their investments to divisions of a separate investment account. Regulations may provide guidance in the future. The Contracts or our administrative rules may be modified as necessary to prevent a Contract Owner from being considered the owner of the assets of the Variable Account.

                                 VOTING RIGHTS

Where the law requires, we will vote Fund shares that each Sub-Account holds according to instructions received from Contract Owners with Contract Value in the Sub-Account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Contracts, we reserve the right to do so.

We will provide each person having a voting interest in a Fund with proxy materials and voting instructions. We will vote shares held in each Sub-Account for which no timely instructions are received in proportion to all instructions received for the Sub-Account. We will also vote in the same proportion our shares held in the Variable Account that do not relate to the Contracts.

We will compute the number of votes that a Contract Owner has the right to instruct on the record date established for the Fund. This number is the quotient of:

    - Each Contract Owner's Contract Value in the Sub-Account; divided by

    - The net asset value of one share in the Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                     ----------------------------------------------
Bruce C. Anderson                                Director (since 1996) and Vice President (since
  Director and Vice President                      1984) of First Allmerica

Warren E. Barnes                                 Vice President (since 1996) and Corporate
  Vice President and Corporate                     Controller (since 1998) of First Allmerica
  Controller

Mark R. Colborn                                  Director (since 2000) and Vice President (since
  Director and Vice President                      1992) of First Allmerica

Charles F. Cronin                                Secretary and Counsel (since 2000) of First
  Secretary                                        Allmerica; Counsel (since 1996) of First
                                                   Allmerica; Attorney (1991-1996) of Nutter,
                                                   McClennen & Fish

NAME AND POSITION WITH COMPANY                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                     ----------------------------------------------
J. Kendall Huber                                 Director, Vice President and General Counsel (since
  Director, Vice President and General             2000) of First Allmerica; Vice President (1999)
  Counsel                                          of Promos Hotel Corporation; Vice President and
                                                   Deputy General Counsel (1998-1999) of Legg
                                                   Mason, Inc.; Vice President and Deputy General
                                                   Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                      Director (since 2001) and Vice President (since
  Director, President and Chief                    2000) of First Allmerica; Senior Vice President
  Executive Officer                                of Life and Annuity Products (2001) for The
                                                   Equitable Life Assurance Society

John P. Kavanaugh                                Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief               and Vice President (since 1991) of First
  Investment Officer                               Allmerica; Director (since 1996) and President
                                                   (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                                 Vice President (since 1997) and Treasurer (since
  Treasurer                                        2000) of First Allmerica; Associate, Investment
                                                   Banking (1996-1997) of Merrill Lynch & Co.

John F. O'Brien                                  Director, President and Chief Executive Officer
  Director and Chairman of the Board               (since 1989) of First Allmerica

Edward J. Parry, III                             Director and Chief Financial Officer (since 1996),
  Director, Vice President and Chief               Vice President (since 1993) and Treasurer
  Financial Officer                                (1993-2000) of First Allmerica

Richard M. Reilly                                Director (since 1996); Vice President (1990-2001)
  Director                                         and Senior Vice President (since 2001) of First
                                                   Allmerica; Director (since 1990), President and
                                                   Chief Executive Officer (1995-2001) of Allmerica
                                                   Financial Life Insurance and Annuity Company;
                                                   Director and President (since 1998) of Allmerica
                                                   Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                          Director and Vice President (since 1998) of First
  Director                                         Allmerica; Chief Executive Officer (1996 to 1998)
                                                   of Travelers Property & Casualty; Senior Vice
                                                   President (1993 to 1996) of Aetna Life & Casualty
                                                   Company

Gregory D. Tranter                               Director and Vice President (since 2000) of First
  Director and Vice President                      Allmerica; Vice President (1996-1998) of
                                                   Travelers Property & Casualty; Director of Geico
                                                   Team (1983-1996) of Aetna Life & Casualty

                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect wholly-owned subsidiary of First Allmerica, acts as the principal underwriter and general distributor of the Contracts. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Broker-dealers sell the Contracts through their registered representatives who are appointed by us.

The Company generally pays commissions not to exceed 10% of the payment to broker-dealers which sell the Contracts. Alternative commission schedules are available with lower initial commission amounts, plus ongoing annual compensation generally up to 1.00% of Contract Value. However, we may pay higher amounts under certain circumstances. To the extent permitted by NASD rules, overrides and promotional incentives or payments may also be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through a combination of the contingent surrender charge, distribution expense charge and investment earnings on amounts allocated under the Contracts to the Fixed Account in excess of the interest credited on amounts in the Fixed Account. Commissions paid on the Contracts, including other incentives or payments, are not charged to Contract Owners or to the Separate Account.

                                    REPORTS

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Contract, including:

    - Payments;

    - Transfers among Sub-Accounts and the Fixed Account;

    - Partial withdrawals;

    - Increases in loan amount or loan repayments;

    - Lapse or termination for any reason; and

    - Reinstatement.

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Contract year. It will also set forth the status of the Death Benefit, Contract Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Contract loans. The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. We will send you reports containing financial statements and other information for the Variable Account and the Funds as the 1940 Act requires.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and Allmerica Investments Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:

    - The shares of the Fund are no longer available for investment; or

    - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Contract interest in a Sub-Account without notice to Contract Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a Contract Owner's request.

We reserve the right to establish additional Sub-Accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts.

Shares of the Funds are issued to other separate accounts of the Company and its affiliates that fund variable annuity contracts ("mixed funding"). Shares of the Funds may also be issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life contract owners or variable annuity contract owners. The Company and the Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners. The Company will monitor events to identify any material conflicts among contract owners because of mixed funding. If the Company concludes that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

We may change the Contract to reflect a substitution or other change and will notify Contract Owners of the change. Subject to any approvals the law may require, the Variable Account or any Sub-Accounts may be:

    - Operated as a management company under the 1940 Act;

    - Deregistered under the 1940 Act if registration is no longer required; or

    - Combined with other Sub-Accounts or our other separate accounts.

                              FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 ("1933 Act") for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the Contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This prospectus serves as a disclosure document only for the aspects of the Contract relating to the Variable Account. For complete details on the Fixed Account, read the Contract itself. The Fixed Account and other interests in the General Account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Contract and the Fixed Account. The SEC has not reviewed the disclosures in this section of the prospectus.

GENERAL DESCRIPTION

You may allocate part or all of your payment to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our General Account. The General Account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our General Account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST

We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily.

"Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as a payment or a transfer, to the next Contract anniversary.

Contract loans may also be made from the Contract Value in the Fixed Account. We will credit that part of the Contract Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0% (5.5% for preferred loans).

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Contract loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the Fixed Account used to make payments on Contracts that we or our affiliates issue will not be delayed.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

If a Contract is surrendered or if a partial withdrawal is made, a surrender charge and/or partial withdrawal charge may be imposed. We deduct partial withdrawals from Contract Value allocated to the Fixed Account on a last-in/first out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Contract year are free. After that, we may deduct a transfer charge not to exceed $25 for each transfer in that Contract year. The transfer privilege is subject to our consent and to our then current rules.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the financial statements of the Allmerica Select Separate Account III of the Company as of December 31, 2001 and for the periods indicated, included in this Prospectus constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Variable Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                   APPENDIX A
                      GUIDELINE MINIMUM SUM INSURED TABLE

The Guideline Minimum Sum Insured is a percentage of the Contract Value. The factors for the Guideline Minimum Sum Insured will meet or exceed the requirements under federal tax regulations, as set forth in the table below. The Guideline Minimum Sum Insured factors applicable to your contract are set forth in its specifications pages.

                         GUIDELINE MINIMUM SUM INSURED

Age of Insured                                               Percentage of
on Date of Death                                             Contract Value
----------------                                             --------------
    40 and under...........................................       250%
    41.....................................................       245%
    42.....................................................       240%
    43.....................................................       235%
    44.....................................................       220%
    45.....................................................       215%
    46.....................................................       209%
    47.....................................................       203%
    48.....................................................       197%
    49.....................................................       191%
    50.....................................................       185%
    51.....................................................       178%
    52.....................................................       171%
    53.....................................................       164%
    54.....................................................       157%
    55.....................................................       150%
    56.....................................................       146%
    57.....................................................       142%
    58.....................................................       138%
    59.....................................................       134%
    60.....................................................       130%
    61.....................................................       128%
    62.....................................................       126%
    63.....................................................       124%
    64.....................................................       122%
    65.....................................................       120%
    70.....................................................       115%
    71.....................................................       113%
    72.....................................................       111%
    73.....................................................       109%
    74.....................................................       107%
    75-90..................................................       105%
    91.....................................................       104%
    92.....................................................       103%
    93.....................................................       102%
    94.....................................................       101%
    95 and above...........................................       100%

                   APPENDIX B -- OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other optional insurance benefits. For more information, contact your representative. Certain optional benefits may not be available in all states.

GUARANTEED DEATH BENEFIT

    This optional benefit provides a guaranteed Net Death Benefit which is the greater of (a) the Face Amount as of the Final Payment Date or (b) the Contract Value as of the date due proof of death is received by the Company, reduced by the Outstanding Loan, if any, through the Contract month in which the Insured dies. If the Contract Owner pays an initial payment equal to the Guideline Single Premium, the Contract will be issued with the Guaranteed Death Benefit at no additional charge. The optional benefit may terminate under certain circumstances.

LIFE INSURANCE 1035 EXCHANGE RIDER

    This rider provides preferred loan rates to: (a) any outstanding loan carried over from an exchanged policy, the proceeds of which are applied to purchase the Contract; and (b) a percentage of the gain under the exchanged policy, less the outstanding policy loans carried over to the Contract, as of the date of exchange.

OPTION TO ACCELERATE BENEFITS (LIVING BENEFITS) RIDER

    This rider allows part of the Contract proceeds to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

                         APPENDIX C -- PAYMENT OPTIONS

PAYMENT OPTIONS -- On Written Request, the Surrender Value or all or part of any payable Net Death Benefit may be paid under one or more payment options then offered by the Company. If you do not make an election, we will pay the benefits in a single sum. If a payment option is selected, the Beneficiary may pay to us any amount that would otherwise be deducted from the Death Benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from the Fixed Account. These amounts are not based on the investment experience of the Variable Account. The amounts payable under these options, for each $1,000 applied, will be:

(a) the rate per $1,000 of benefit based on our non-guaranteed current benefit option rates for this class of Contracts, or

(b) the rate in your Contract for the applicable benefit option, whichever is greater.

If you choose a benefit option, the Beneficiary may, when filing a proof of claim, pay us any amount that otherwise would be deducted from the proceeds.

OPTION A: BENEFITS FOR A SPECIFIED NUMBER OF YEARS -- We will make equal payments for any selected number of years up to 30 years. These payments may be made annually, semi-annually, quarterly or monthly, whichever you choose.

OPTION B: LIFETIME MONTHLY BENEFIT -- Benefits are based on the age of the person who receives the money (called the payee) on the date the first payment will be made. You may choose one of the three following options to specify when benefits will cease:

    - when the payee dies with no further benefits due (Life Annuity);

    - when the payee dies but not before the total benefit payments made by us equals the amount applied under this option (Life Annuity with Installment Refund); or

    - when the payee dies but not before 10 years have elapsed from the date of the first payment (Life Annuity with payments Guaranteed for 10 years).

OPTION C: INTEREST BENEFITS -- We will pay interest at a rate we determine each year. It will not be less than 3% per year. We will make payments annually, semi-annually, quarterly, or monthly, whichever is preferred. These benefits will stop when the amount left has been withdrawn. If the payee dies, any unpaid balance plus accrued interest will be paid in a lump sum.

OPTION D: BENEFITS FOR A SPECIFIED AMOUNT -- Interest will be credited to the unpaid balance and we will make payments until the unpaid balance is gone. We will credit interest at a rate we determine each year, but not less than 3%. We will make payments annually, semi-annually, quarterly, or monthly, whichever is preferred. The benefit level chosen must provide for an annual benefit of at least 8% of the amount applied.

OPTION E: LIFETIME MONTHLY BENEFITS FOR TWO PAYEES -- We will pay a benefit jointly to two payees during their joint lifetime. After one payee dies, the benefits to the survivor will be:

    - the same as the original amount, or

    - in an amount equal to 2/3 of the original amount.

Benefits are based on the payees' ages on the date the first payment is due. Benefits will end when the second payee dies.

SELECTION OF PAYMENT OPTIONS -- The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Contract Owner and Beneficiary provisions, any option selection may be changed before the Net Death Benefit become payable. If you make no selection, the Beneficiary may select an option when the Net Death Benefit becomes payable.

- If the amount of the monthly benefit under Option B for the age of the payee is the same for different periods certain, the payee will be entitled to the longest period certain for the payee's age.

- You may give the Beneficiary the right to change from Option C or D to any other option at any time. If Option C or D is chosen by the payee when this Contract becomes a claim, the payee may reserve the right to change to any other option. The payee who elects to change options must be the payee under the option selected.

ADDITIONAL DEPOSITS -- An additional deposit may be added to any proceeds when they are applied under Option B and E. We reserve the right to limit the amount of any additional deposit. We may levy a charge of no more than 3% on any additional deposits.

RIGHTS AND LIMITATIONS -- A payee has no right to assign any amount payable under any option, nor to demand a lump sum benefit in place of any amount payable under Options B or E. A payee will have the right to receive a lump sum in place of installments under Option A. The payee must provide us with a Written Request to reserve this right. If the right to receive a lump sum is exercised, we will determine the lump sum benefit at the same interest rates used to calculate the installments. The amount left under Option C and any unpaid balance under Option D, may be withdrawn only as noted in the Written Request selecting the option.

A corporate or fiduciary payee may select only Option A, C or D, subject to our approval.

PAYMENT DATES -- The first payment under any option, except Option C, will be due on the date this Contract matures, by death or otherwise, unless another date is designated. Benefits under Option C begin at the end of the first benefit period.

The last payment under any option will be made as stated in the option's description. However, if a payee under Options B or E dies before the due date of the second monthly payment, the amount applied, minus the first monthly payment, will be paid in a lump sum or under any option other than Option E. This payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

BENEFIT RATES -- The Benefit Option Tables in your Contract show benefit amounts for Option A, B and E. If you choose one of these options, either within five years of the date of surrender or the date the proceeds are otherwise payable, we will apply either the benefit rates listed in the Tables, or the rates we use on the date the proceeds are paid, whichever is more favorable. Benefits that begin more than five years after that date, or as a result of additional deposits, will be based on the rates we use on the date the first benefit is due.

         APPENDIX D -- ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES
                            AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which a Contract's Death Benefit and Contract Value could vary over an extended period.

ASSUMPTIONS

The tables illustrate the following Contracts: a Contract issued to a male, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount; a Contract issued on a unisex basis to an Insured, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount; a Second-to-Die Contract issued to a male, age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount and a female, age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount; and a Second-to-Die Contract issued on a unisex basis to two Insureds both age 65, under a standard Underwriting Class and qualifying for the non-tobacco user discount. The tables illustrate the guaranteed insurance protection rates and the current insurance protection rates as presently in effect. On request, we will provide a comparable illustration based on the proposed Insured's age, sex, and Underwriting Class, and a specified payment.

The tables illustrate Contract Values based on the assumptions that no Contract loans have been made, that no partial withdrawals have been made, and that no more than 12 transfers have been made in any Contract year (so that no transaction or transfer charges have been incurred). The tables also assume that the Guaranteed Death Benefit is in effect. (The Contract will lapse when the Surrender Value or Contract Value is zero, unless the Guaranteed Death Benefit is in effect.)

The tables assume that the initial payment is allocated to and remains in the Variable Account for the entire period shown. They are based on hypothetical gross investment rates of return for the Fund (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount that would accumulate if the initial payment was invested to earn interest (after taxes) at 5% compounded annually.

The contract values and death benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below the averages for individual Contract years. The values would also be different depending on the allocation of the Contract's total Contract Value among the Sub-Accounts, if the rates of return averaged 0%, 6% or 12, but the rates of each Fund varied above and below the averages.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Variable Account since no charges are currently made. However, if in the future the charges are made, to produce illustrated Death Benefits and Contract Value, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Contract Values take into account the deduction from payment for the tax expense charge, the Monthly Deductions from Contract Value (including the administrative charge (equivalent to 0.20% on an annual basis), and the distribution charge (equivalent to 0.90% on an annual basis, for the first ten Contract years only), and the daily charge against the Variable Account for mortality and expense risks (0.90% on an annual basis). In both the Current Cost of Insurance Charges illustrations and Guaranteed Cost of Insurance Charges illustrations, the Variable Account charges currently are equivalent to an effective annual rate of 1.05% of the average daily value of the assets in the Variable Account.

EXPENSES OF THE UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses. These are assumed to be at an annual rate of 1.05% of the average daily net assets of the Underlying Funds, which is the approximate average of the expenses of the Underlying Funds in 2001. The actual fees and expenses of each Underlying Fund vary, and, in 2001, ranged from an annual rate of 0.49% to an annual rate of 1.84% of average daily net assets. The fees and expenses associated with the Contract may be more or less than 0.95% in the aggregate, depending upon how you make allocations of the Contract Value among the Sub-Accounts.

Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001. In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Through
December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.

For FT VIP Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the total annual fund operating expenses are estimated to be 1.01%.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Taking into account the Separate Account mortality and expense risk charge of 0.90%, and the assumed 1.05% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.95%, 4.05% and 10.05%, respectively.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and Contract Values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGE AND UNDERWRITING CLASSIFICATION, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND OPTIONAL BENEFITS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                           MALE NONSMOKER AGE 55
                                                 SPECIFIED FACE AMOUNT = $74,596

                       CURRENT COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    21,240     23,740   74,596    22,693     25,193   74,596     24,145    26,645     74,596
    2        27,563    20,572     22,884   74,596    23,458     25,771   74,596     26,516    28,829     74,596
    3        28,941    19,935     22,060   74,596    24,237     26,362   74,596     29,066    31,191     74,596
    4        30,388    19,327     21,265   74,596    25,030     26,967   74,596     31,809    33,747     74,596
    5        31,907    18,749     20,499   74,596    25,837     27,587   74,596     34,762    36,512     74,596
    6        33,502    18,197     19,760   74,596    26,657     28,220   74,596     37,941    39,504     74,596
    7        35,178    17,860     19,048   74,596    27,680     28,868   74,596     41,554    42,741     74,596
    8        36,936    17,549     18,362   74,596    28,718     29,530   74,596     45,431    46,243     74,596
    9        38,783    17,325     17,700   74,596    29,833     30,208   74,596     49,658    50,033     74,596
   10        40,722    17,062     17,062   74,596    30,901     30,901   74,596     54,132    54,132     74,596
   11        42,758    16,629     16,629   74,596    31,961     31,961   74,596     59,216    59,216     79,942
   12        44,896    16,207     16,207   74,596    33,056     33,056   74,596     64,778    64,778     86,802
   13        47,141    15,796     15,796   74,596    34,189     34,189   74,596     70,861    70,861     94,246
   14        49,498    15,396     15,396   74,596    35,361     35,361   74,596     77,516    77,516    102,322
   15        51,973    15,005     15,005   74,596    36,573     36,573   74,596     84,796    84,796    111,083
   16        54,572    14,625     14,625   74,596    37,826     37,826   74,596     92,760    92,760    120,588
   17        57,300    14,254     14,254   74,596    39,123     39,123   74,596    101,472   101,472    114,663
   18        60,165    13,892     13,892   74,596    40,464     40,464   74,596    111,002   111,002    123,212
   19        63,174    13,540     13,540   74,596    41,851     41,851   74,596    121,426   121,426    133,569
   20        66,332    13,196     13,196   74,596    43,285     43,285   74,596    132,830   132,830    146,113

 Age 60      31,907    18,749     20,499   74,596    25,837     27,587   74,596     34,762    36,512     74,596
 Age 65      40,722    17,062     17,062   74,596    30,901     30,901   74,596     54,132    54,132     74,596
 Age 70      51,973    15,005     15,005   74,596    36,573     36,573   74,596     84,796    84,796    111,083
 Age 75      66,332    13,196     13,196   74,596    43,285     43,285   74,596    132,830   132,830    146,113

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                           MALE NONSMOKER AGE 55
                                                 SPECIFIED FACE AMOUNT = $74,596

                      GUARANTEED COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    20,981     23,481   74,596    22,435     24,935   74,596     23,889    26,389     74,596
    2        27,563    20,001     22,313   74,596    22,895     25,207   74,596     25,964    28,276     74,596
    3        28,941    18,995     21,120   74,596    23,317     25,442   74,596     28,178    30,303     74,596
    4        30,388    17,963     19,901   74,596    23,700     25,638   74,596     30,550    32,487     74,596
    5        31,907    16,889     18,639   74,596    24,031     25,781   74,596     33,089    34,839     74,596
    6        33,502    15,772     17,334   74,596    24,308     25,871   74,596     35,818    37,381     74,596
    7        35,178    14,781     15,969   74,596    24,705     25,893   74,596     38,942    40,130     74,596
    8        36,936    13,721     14,533   74,596    25,025     25,838   74,596     42,299    43,111     74,596
    9        38,783    12,634     13,009   74,596    25,315     25,690   74,596     45,978    46,353     74,596
   10        40,722    11,371     11,371   74,596    25,427     25,427   74,596     49,886    49,886     74,596
   11        42,758     9,708      9,708   74,596    25,276     25,276   74,596     54,251    54,251     74,596
   12        44,896     7,886      7,886   74,596    24,993     24,993   74,596     59,072    59,072     79,157
   13        47,141     5,879      5,879   74,596    24,556     24,556   74,596     64,293    64,293     85,510
   14        49,498     3,660      3,660   74,596    23,940     23,940   74,596     69,930    69,930     92,308
   15        51,973     1,197      1,197   74,596    23,115     23,115   74,596     76,011    76,011     99,575
   16        54,572         0          0   74,596    22,036     22,036   74,596     82,559    82,559    107,327
   17        57,300         0          0   74,596    20,641     20,641   74,596     90,190    90,190    101,914
   18        60,165         0          0   74,596    18,865     18,865   74,596     98,556    98,556    109,397
   19        63,174         0          0   74,596    16,608     16,608   74,596    107,688   107,688    118,457
   20        66,332         0          0   74,596    13,769     13,769   74,596    117,596   117,596    129,355

 Age 60      31,907    16,889     18,639   74,596    24,031     25,781   74,596     33,089    34,839     74,596
 Age 65      40,722    11,371     11,371   74,596    25,427     25,427   74,596     49,886    49,886     74,596
 Age 70      51,973     1,197      1,197   74,596    23,115     23,115   74,596     76,011    76,011     99,575
 Age 75      66,332         0          0   74,596    13,769     13,769   74,596    117,596   117,596    129,355

* These illustrations assume that the Guaranteed Death Benefit is in effect. If the Guaranteed Death Benefit is not in effect, there will be no Death Benefit when the Surrender Value or Contract Value are zero.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                         UNISEX NONSMOKER AGE 55
                                                 SPECIFIED FACE AMOUNT = $76,948

                       CURRENT COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    21,240     23,740   76,948    22,693     25,193   76,948     24,145    26,645     76,948
    2        27,563    20,572     22,884   76,948    23,458     25,771   76,948     26,516    28,829     76,948
    3        28,941    19,935     22,060   76,948    24,237     26,362   76,948     29,066    31,191     76,948
    4        30,388    19,327     21,265   76,948    25,030     26,967   76,948     31,809    33,747     76,948
    5        31,907    18,749     20,499   76,948    25,837     27,587   76,948     34,762    36,512     76,948
    6        33,502    18,197     19,760   76,948    26,657     28,220   76,948     37,941    39,504     76,948
    7        35,178    17,860     19,048   76,948    27,680     28,868   76,948     41,554    42,741     76,948
    8        36,936    17,549     18,362   76,948    28,718     29,530   76,948     45,431    46,243     76,948
    9        38,783    17,325     17,700   76,948    29,833     30,208   76,948     49,658    50,033     76,948
   10        40,722    17,062     17,062   76,948    30,901     30,901   76,948     54,132    54,132     76,948
   11        42,758    16,629     16,629   76,948    31,961     31,961   76,948     59,216    59,216     79,942
   12        44,896    16,207     16,207   76,948    33,056     33,056   76,948     64,778    64,778     86,802
   13        47,141    15,796     15,796   76,948    34,189     34,189   76,948     70,861    70,861     94,246
   14        49,498    15,396     15,396   76,948    35,361     35,361   76,948     77,516    77,516    102,322
   15        51,973    15,005     15,005   76,948    36,573     36,573   76,948     84,796    84,796    111,083
   16        54,572    14,625     14,625   76,948    37,826     37,826   76,948     92,760    92,760    120,588
   17        57,300    14,254     14,254   76,948    39,123     39,123   76,948    101,472   101,472    114,663
   18        60,165    13,892     13,892   76,948    40,464     40,464   76,948    111,002   111,002    123,212
   19        63,174    13,540     13,540   76,948    41,851     41,851   76,948    121,426   121,426    133,569
   20        66,332    13,196     13,196   76,948    43,285     43,285   76,948    132,830   132,830    146,113

 Age 60      31,907    18,749     20,499   76,948    25,837     27,587   76,948     34,762    36,512     76,948
 Age 65      40,722    17,062     17,062   76,948    30,901     30,901   76,948     54,132    54,132     76,948
 Age 70      51,973    15,005     15,005   76,948    36,573     36,573   76,948     84,796    84,796    111,083
 Age 75      66,332    13,196     13,196   76,948    43,285     43,285   76,948    132,830   132,830    146,113

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                         UNISEX NONSMOKER AGE 55
                                                 SPECIFIED FACE AMOUNT = $76,948

                      GUARANTEED COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    20,981     23,481   76,948    22,434     24,934   76,948     23,888    26,388     76,948
    2        27,563    19,999     22,311   76,948    22,892     25,204   76,948     25,960    28,272     76,948
    3        28,941    19,003     21,128   76,948    23,322     25,447   76,948     28,179    30,304     76,948
    4        30,388    17,979     19,916   76,948    23,710     25,648   76,948     30,552    32,490     76,948
    5        31,907    16,925     18,675   76,948    24,057     25,807   76,948     33,100    34,850     76,948
    6        33,502    15,831     17,393   76,948    24,353     25,916   76,948     35,839    37,402     76,948
    7        35,178    14,870     16,057   76,948    24,773     25,960   76,948     38,973    40,160     76,948
    8        36,936    13,843     14,655   76,948    25,119     25,932   76,948     42,337    43,150     76,948
    9        38,783    12,796     13,171   76,948    25,439     25,814   76,948     46,021    46,396     76,948
   10        40,722    11,583     11,583   76,948    25,590     25,590   76,948     49,930    49,930     76,948
   11        42,758     9,978      9,978   76,948    25,484     25,484   76,948     54,290    54,290     76,948
   12        44,896     8,229      8,229   76,948    25,256     25,256   76,948     59,125    59,125     79,227
   13        47,141     6,310      6,310   76,948    24,886     24,886   76,948     64,396    64,396     85,647
   14        49,498     4,204      4,204   76,948    24,355     24,355   76,948     70,099    70,099     92,530
   15        51,973     1,872      1,872   76,948    23,631     23,631   76,948     76,259    76,259     99,900
   16        54,572         0          0   76,948    22,663     22,663   76,948     82,901    82,901    107,771
   17        57,300         0          0   76,948    21,410     21,410   76,948     90,602    90,602    102,380
   18        60,165         0          0   76,948    19,821     19,821   76,948     99,049    99,049    109,945
   19        63,174         0          0   76,948    17,802     17,802   76,948    108,277   108,277    119,104
   20        66,332         0          0   76,948    15,259     15,259   76,948    118,298   118,298    130,128

 Age 60      31,907    16,925     18,675   76,948    24,057     25,807   76,948     33,100    34,850     76,948
 Age 65      40,722    11,583     11,583   76,948    25,590     25,590   76,948     49,930    49,930     76,948
 Age 70      51,973     1,872      1,872   76,948    23,631     23,631   76,948     76,259    76,259     99,900
 Age 75      66,332         0          0   76,948    15,259     15,259   76,948    118,298   118,298    130,128

* These illustrations assume that the Guaranteed Death Benefit is in effect. If the Guaranteed Death Benefit is not in effect, there will be no Death Benefit when the Surrender Value or Contract Value are zero.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                           MALE NONSMOKER AGE 65
                                                         FEMALE NONSMOKER AGE 65
                                                 SPECIFIED FACE AMOUNT = $73,207

                       CURRENT COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    21,368     23,868   73,207    22,829     25,329   73,207     24,290    26,790     73,207
    2        27,563    20,782     23,094   73,207    23,702     26,015   73,207     26,797    29,109     73,207
    3        28,941    20,204     22,329   73,207    24,567     26,692   73,207     29,470    31,595     73,207
    4        30,388    19,651     21,589   73,207    25,449     27,387   73,207     32,349    34,287     73,207
    5        31,907    19,124     20,874   73,207    26,350     28,100   73,207     35,458    37,208     73,207
    6        33,502    18,619     20,182   73,207    27,268     28,831   73,207     38,815    40,378     73,207
    7        35,178    18,326     19,513   73,207    28,394     29,581   73,207     42,630    43,818     73,207
    8        36,936    18,054     18,867   73,207    29,539     30,351   73,207     46,738    47,551     73,207
    9        38,783    17,866     18,241   73,207    30,766     31,141   73,207     51,227    51,602     73,207
   10        40,722    17,637     17,637   73,207    31,952     31,952   73,207     55,998    55,998     73,207
   11        42,758    17,224     17,224   73,207    33,113     33,113   73,207     61,380    61,380     73,207
   12        44,896    16,821     16,821   73,207    34,317     34,317   73,207     67,279    67,279     74,006
   13        47,141    16,427     16,427   73,207    35,564     35,564   73,207     73,744    73,744     81,119
   14        49,498    16,042     16,042   73,207    36,857     36,857   73,207     80,832    80,832     88,915
   15        51,973    15,667     15,667   73,207    38,196     38,196   73,207     88,600    88,600     97,460
   16        54,572    15,300     15,300   73,207    39,585     39,585   73,207     97,115    97,115    106,827
   17        57,300    14,942     14,942   73,207    41,023     41,023   73,207    106,449   106,449    117,094
   18        60,165    14,592     14,592   73,207    42,514     42,514   73,207    116,679   116,679    128,347
   19        63,174    14,250     14,250   73,207    44,060     44,060   73,207    127,893   127,893    140,682
   20        66,332    13,916     13,916   73,207    45,661     45,661   73,207    140,184   140,184    154,202

 Age 70      31,907    19,124     20,874   73,207    26,350     28,100   73,207     35,458    37,208     73,207
 Age 75      40,722    17,637     17,637   73,207    31,952     31,952   73,207     55,998    55,998     73,207

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                           MALE NONSMOKER AGE 65
                                                         FEMALE NONSMOKER AGE 65
                                                 SPECIFIED FACE AMOUNT = $73,207

                      GUARANTEED COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    21,368     23,868   73,207    22,829     25,329   73,207     24,290    26,790     73,207
    2        27,563    20,782     23,094   73,207    23,702     26,015   73,207     26,797    29,109     73,207
    3        28,941    20,173     22,298   73,207    24,553     26,678   73,207     29,470    31,595     73,207
    4        30,388    19,531     21,468   73,207    25,372     27,310   73,207     32,322    34,259     73,207
    5        31,907    18,843     20,593   73,207    26,150     27,900   73,207     35,365    37,115     73,207
    6        33,502    18,094     19,656   73,207    26,875     28,437   73,207     38,617    40,179     73,207
    7        35,178    17,450     18,637   73,207    27,715     28,903   73,207     42,281    43,469     73,207
    8        36,936    16,695     17,507   73,207    28,463     29,276   73,207     46,193    47,005     73,207
    9        38,783    15,857     16,232   73,207    29,153     29,528   73,207     50,441    50,816     73,207
   10        40,722    14,769     14,769   73,207    29,627     29,627   73,207     54,941    54,941     73,207
   11        42,758    13,196     13,196   73,207    29,812     29,812   73,207     59,979    59,979     73,207
   12        44,896    11,317     11,317   73,207    29,782     29,782   73,207     65,575    65,575     73,207
   13        47,141     9,069      9,069   73,207    29,493     29,493   73,207     71,784    71,784     78,963
   14        49,498     6,372      6,372   73,207    28,887     28,887   73,207     78,536    78,536     86,389
   15        51,973     3,122      3,122   73,207    27,890     27,890   73,207     85,859    85,859     94,445
   16        54,572         0          0   73,207    26,398     26,398   73,207     93,786    93,786    103,164
   17        57,300         0          0   73,207    24,270     24,270   73,207    102,343   102,343    112,577
   18        60,165         0          0   73,207    21,306     21,306   73,207    111,553   111,553    122,708
   19        63,174         0          0   73,207    17,237     17,237   73,207    121,431   121,431    133,574
   20        66,332         0          0   73,207    11,698     11,698   73,207    131,988   131,988    145,187

 Age 70      31,907    18,843     20,593   73,207    26,150     27,900   73,207     35,365    37,115     73,207
 Age 75      40,722    14,769     14,769   73,207    29,627     29,627   73,207     54,941    54,941     73,207

* These illustrations assume that the Guaranteed Death Benefit is in effect. If the Guaranteed Death Benefit is not in effect, there will be no Death Benefit when the Surrender Value or Contract Value are zero.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                         UNISEX NONSMOKER AGE 65
                                                         UNISEX NONSMOKER AGE 65
                                                 SPECIFIED FACE AMOUNT = $72,969

                       CURRENT COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    21,367     23,867   72,969    22,828     25,328   72,969     24,289    26,789     72,969
    2        27,563    20,779     23,092   72,969    23,700     26,013   72,969     26,794    29,107     72,969
    3        28,941    20,202     22,327   72,969    24,565     26,690   72,969     29,465    31,590     72,969
    4        30,388    19,649     21,587   72,969    25,447     27,384   72,969     32,344    34,281     72,969
    5        31,907    19,122     20,872   72,969    26,347     28,097   72,969     35,452    37,202     72,969
    6        33,502    18,617     20,180   72,969    27,266     28,829   72,969     38,809    40,371     72,969
    7        35,178    18,324     19,511   72,969    28,391     29,579   72,969     42,623    43,811     72,969
    8        36,936    18,052     18,865   72,969    29,536     30,349   72,969     46,731    47,543     72,969
    9        38,783    17,865     18,240   72,969    30,764     31,139   72,969     51,219    51,594     72,969
   10        40,722    17,635     17,635   72,969    31,949     31,949   72,969     55,989    55,989     72,969
   11        42,758    17,222     17,222   72,969    33,110     33,110   72,969     61,370    61,370     72,969
   12        44,896    16,819     16,819   72,969    34,314     34,314   72,969     67,268    67,268     73,995
   13        47,141    16,425     16,425   72,969    35,561     35,561   72,969     73,733    73,733     81,107
   14        49,498    16,041     16,041   72,969    36,854     36,854   72,969     80,819    80,819     88,901
   15        51,973    15,665     15,665   72,969    38,193     38,193   72,969     88,587    88,587     97,445
   16        54,572    15,298     15,298   72,969    39,581     39,581   72,969     97,100    97,100    106,810
   17        57,300    14,940     14,940   72,969    41,020     41,020   72,969    106,432   106,432    117,076
   18        60,165    14,590     14,590   72,969    42,511     42,511   72,969    116,661   116,661    128,327
   19        63,174    14,249     14,249   72,969    44,056     44,056   72,969    127,873   127,873    140,660
   20        66,332    13,915     13,915   72,969    45,657     45,657   72,969    140,163   140,163    154,179

 Age 70      31,907    19,122     20,872   72,969    26,347     28,097   72,969     35,452    37,202     72,969
 Age 75      40,722    17,635     17,635   72,969    31,949     31,949   72,969     55,989    55,989     72,969

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              ALLMERICA SELECT SPL

                                                         UNISEX NONSMOKER AGE 65
                                                         UNISEX NONSMOKER AGE 65
                                                 SPECIFIED FACE AMOUNT = $72,969

                      GUARANTEED COST OF INSURANCE CHARGES

           PREMIUMS         HYPOTHETICAL 0%               HYPOTHETICAL 6%                HYPOTHETICAL 12%
           PAID PLUS    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
           INTEREST   ----------------------------  ----------------------------  ------------------------------
CONTRACT     AT 5%    SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT   DEATH   SURRENDER  CONTRACT    DEATH
  YEAR     PER YEAR     VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT
---------  ---------  ---------  --------  -------  ---------  --------  -------  ---------  --------  ---------
    1        26,250    21,367     23,867   72,969    22,828     25,328   72,969     24,289    26,789     72,969
    2        27,563    20,779     23,092   72,969    23,700     26,013   72,969     26,794    29,107     72,969
    3        28,941    20,167     22,292   72,969    24,548     26,673   72,969     29,465    31,590     72,969
    4        30,388    19,520     21,458   72,969    25,362     27,299   72,969     32,312    34,249     72,969
    5        31,907    18,825     20,575   72,969    26,133     27,883   72,969     35,349    37,099     72,969
    6        33,502    18,064     19,626   72,969    26,845     28,408   72,969     38,590    40,153     72,969
    7        35,178    17,404     18,591   72,969    27,671     28,859   72,969     42,243    43,430     72,969
    8        36,936    16,632     17,444   72,969    28,403     29,215   72,969     46,142    46,954     72,969
    9        38,783    15,773     16,148   72,969    29,074     29,449   72,969     50,377    50,752     72,969
   10        40,722    14,662     14,662   72,969    29,526     29,526   72,969     54,864    54,864     72,969
   11        42,758    13,063     13,063   72,969    29,686     29,686   72,969     59,889    59,889     72,969
   12        44,896    11,157     11,157   72,969    29,630     29,630   72,969     65,473    65,473     72,969
   13        47,141     8,880      8,880   72,969    29,313     29,313   72,969     71,670    71,670     78,837
   14        49,498     6,156      6,156   72,969    28,680     28,680   72,969     78,407    78,407     86,247
   15        51,973     2,882      2,882   72,969    27,656     27,656   72,969     85,714    85,714     94,286
   16        54,572         0          0   72,969    26,139     26,139   72,969     93,624    93,624    102,987
   17        57,300         0          0   72,969    23,990     23,990   72,969    102,165   102,165    112,381
   18        60,165         0          0   72,969    21,010     21,010   72,969    111,358   111,358    122,494
   19        63,174         0          0   72,969    16,935     16,935   72,969    121,222   121,222    133,344
   20        66,332         0          0   72,969    11,402     11,402   72,969    131,766   131,766    144,942

 Age 70      31,907    18,825     20,575   72,969    26,133     27,883   72,969     35,349    37,099     72,969
 Age 75      40,722    14,662     14,662   72,969    29,526     29,526   72,969     54,864    54,864     72,969

* These illustrations assume that the Guaranteed Death Benefit is in effect. If the Guaranteed Death Benefit is not in effect, there will be no Death Benefit when the Surrender Value or Contract Value are zero.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY. THEY ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. INVESTMENT RESULTS WILL DEPEND ON INVESTMENT ALLOCATIONS AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THESE HYPOTHETICAL INVESTMENT RATES OF RETURN MAY NOT BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD. VALUES WOULD BE DIFFERENT FROM THOSE SHOWN IF THE RATES OF RETURN AVERAGED THE HYPOTHETICAL 0%, 6%, AND 12%, BUT FLUCTUATED ABOVE AND BELOW THE AVERAGE IN INDIVIDUAL CONTRACT YEARS.

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Contracts were first offered to the public in 1998. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Funds.

Total return and average annual total return are based on the hypothetical profile of a representative Contract Owner and historical earnings and are not intended to indicate future performance. "Total return" is the total income generated net of certain expenses and charges. "Average annual total return" is net of the same expenses and charges, but reflects the hypothetical return compounded annually. This hypothetical return is equal to cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the Fund's return.

In Tables IA and IIA, performance information under the Contracts is net of Fund expenses, Monthly Deductions and surrender charges. We take a representative Contract Owner and assume that:

    - The Insured is a male Age 36, standard (non-tobacco user) Underwriting Class;

    - The Contract Owner had allocations in each of the Sub-Accounts for the Fund durations shown; and

    - There was a full surrender at the end of the applicable period.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a Fund's success in meeting its investment objectives.

We may compare performance information for a Sub-Account in reports and promotional literature to:

    - Standard & Poor's 500 Stock Index ("S&P 500");

    - Dow Jones Industrial Average ("DJIA");

    - Shearson Lehman Aggregate Bond Index;

    - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets;

    - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.;

    - Other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

    - The Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and Fund management costs and expenses.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Contract Owners and prospective Contract Owners. These topics may include:

    - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing);

    - The advantages and disadvantages of investing in tax-deferred and taxable investments;

    - Customer profiles and hypothetical payment and investment scenarios;

    - Financial management and tax and retirement planning; and

    - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contracts and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                                    TABLE IA
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNTS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                        SINCE INCEPTION OF SUB-ACCOUNTS
           NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CONTRACT

The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Funds, all Sub-Account charges, and all Contract charges (including surrender charges) for a representative Contract. It is assumed that the Insured is Male, Age 36, standard (non-tobacco user) underwriting class, that a single payment of $25,000 was made, that the entire payment was allocated to each Sub-Account individually, and that there was a full surrender of the Contract at the end of the applicable period.

                                                  SUB-                                10 YEARS
                                                 ACCOUNT       FOR YEAR              OR LIFE OF
                                                INCEPTION       ENDED         5     SUB-ACCOUNT
                                                  DATE         12/31/01      YEARS   (IF LESS)
 AIT Equity Index Fund (Service Shares)          05/01/01              N/A   N/A           -18.01%
 AIT Money Market Fund (Service Shares)          11/02/98            -9.81%  N/A            -0.45%
 AIT Select Aggressive Growth Fund (Service
 Shares)                                         11/02/98           -34.70%  N/A            -7.12%
 AIT Select Capital Appreciation Fund (Service
 Shares)                                         11/02/98           -15.01%  N/A             8.47%
 AIT Select Emerging Markets Fund (Service
 Shares)                                         11/02/98           -22.70%  N/A            -6.66%
 AIT Select Growth and Income Fund (Service
 Shares)                                         11/02/98           -25.21%  N/A            -5.69%
 AIT Select Growth Fund (Service Shares)         11/02/98           -37.66%  N/A            -7.72%
 AIT Select International Equity Fund (Service
 Shares)                                         11/02/98           -34.61%  N/A            -5.25%
 AIT Select Investment Grade Income Fund
 (Service Shares)                                11/02/98            -6.30%  N/A             0.23%
 AIT Select Strategic Growth Fund (Service
 Shares)                                         11/02/98           -42.06%  N/A           -24.51%
 AIT Select Strategic Income Fund (Service
 Shares)                                         05/01/01              N/A   N/A            -9.50%
 AIT Select Value Opportunity Fund (Service
 Shares)                                         11/02/98            -1.74%  N/A             6.62%
 AIM V.I. Aggressive Growth Fund                 05/01/01              N/A   N/A           -20.83%
 Alliance Growth and Income Portfolio
 (Class B)                                       05/01/01              N/A   N/A           -16.64%
 Alliance Premier Growth Portfolio (Class B)     05/01/01              N/A   N/A           -21.24%
 Fidelity VIP Equity-Income Portfolio            11/02/98           -18.69%  N/A            -0.76%
 Fidelity VIP Growth Portfolio                   11/02/98           -30.88%  N/A            -1.11%
 Fidelity VIP High Income Portfolio              11/02/98           -25.20%  N/A           -13.43%
 FT VIP Franklin Small Cap Fund (Class 2)        05/01/01              N/A   N/A           -16.49%
 FT VIP Mutual Shares Securities Fund
 (Class 2)                                       05/01/01              N/A   N/A           -12.93%
 INVESCO VIF Health Sciences Fund                05/01/01              N/A   N/A           -10.69%
 Janus Aspen Growth Portfolio (Service Shares)   05/01/01              N/A   N/A           -25.74%
 T. Rowe Price International Stock Portfolio     11/02/98           -35.28%  N/A            -9.22%

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    TABLE IB
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                        SINCE INCEPTION OF SUB-ACCOUNTS
            EXCLUDING MONTHLY CONTRACT CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CONTRACTS OR SURRENDER CHARGES. It is assumed that a single premium payment of $25,000 has been made and that the entire payment was allocated to each Sub-Account individually.

                                                  SUB-                                10 YEARS
                                                 ACCOUNT       FOR YEAR              OR LIFE OF
                                                INCEPTION       ENDED         5     SUB-ACCOUNT
                                                  DATE         12/31/01      YEARS   (IF LESS)
 AIT Equity Index Fund (Service Shares)          05/01/01              N/A   N/A            -9.21%
 AIT Money Market Fund (Service Shares)          11/02/98             3.35%  N/A             4.34%
 AIT Select Aggressive Growth Fund (Service
 Shares)                                         11/02/98           -22.33%  N/A            -2.07%
 AIT Select Capital Appreciation Fund (Service
 Shares)                                         11/02/98            -2.02%  N/A            13.01%
 AIT Select Emerging Markets Fund (Service
 Shares)                                         11/02/98            -9.95%  N/A            -1.63%
 AIT Select Growth and Income Fund (Service
 Shares)                                         11/02/98           -12.54%  N/A            -0.70%
 AIT Select Growth Fund (Service Shares)         11/02/98           -25.38%  N/A            -2.64%
 AIT Select International Equity Fund (Service
 Shares)                                         11/02/98           -22.23%  N/A            -0.28%
 AIT Select Investment Grade Income Fund
 (Service Shares)                                11/02/98             6.97%  N/A             4.99%
 AIT Select Strategic Growth Fund (Service
 Shares)                                         11/02/98           -29.92%  N/A           -18.24%
 AIT Select Strategic Income Fund (Service
 Shares)                                         05/01/01              N/A   N/A             3.92%
 AIT Select Value Opportunity Fund (Service
 Shares)                                         11/02/98            11.67%  N/A            11.20%
 AIM V.I. Aggressive Growth Fund                 05/01/01              N/A   N/A           -13.56%
 Alliance Growth and Income Portfolio
 (Class B)                                       05/01/01              N/A   N/A            -7.10%
 Alliance Premier Growth Portfolio (Class B)     05/01/01              N/A   N/A           -14.19%
 Fidelity VIP Equity-Income Portfolio            11/02/98            -5.81%  N/A             4.04%
 Fidelity VIP Growth Portfolio                   11/02/98           -18.39%  N/A             3.70%
 Fidelity VIP High Income Portfolio              11/02/98           -12.53%  N/A            -8.04%
 FT VIP Franklin Small Cap Fund (Class 2)        05/01/01              N/A   N/A            -6.86%
 FT VIP Mutual Shares Securities Fund
 (Class 2)                                       05/01/01              N/A   N/A            -1.37%
 INVESCO VIF Health Sciences Fund                05/01/01              N/A   N/A             2.08%
 Janus Aspen Growth Portfolio (Service Shares)   05/01/01              N/A   N/A           -21.13%
 T. Rowe Price International Stock Portfolio     11/02/98           -22.92%  N/A            -4.07%

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE IIA
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
           NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CONTRACT

The following performance information is based on the periods that the Funds have been in existence. The data is net of expenses of the Funds, all Sub-Account charges, and all Contract charges (including surrender charges) for a representative Contract. It is assumed that the Insured is Male, Age 36, standard (non-tobacco user) underwriting class, that a single payment of $25,000 was made, that the entire payment was allocated to each Sub-Account individually, and that there was a full surrender of the Contract at the end of the applicable period.

                                                                                                10 YEARS
                                                  FUND         FOR YEAR                        OR LIFE OF
                                                INCEPTION       ENDED              5              FUND
                                                  DATE         12/31/01          YEARS         (IF LESS)
 AIT Equity Index Fund (Service Shares)*         09/28/90           -25.54%           6.05%            9.32%
 AIT Money Market Fund (Service Shares)*         04/29/85            -9.81%           1.15%            2.13%
 AIT Select Aggressive Growth Fund (Service
 Shares)*                                        08/21/92           -34.70%          -2.85%            6.67%
 AIT Select Capital Appreciation Fund (Service
 Shares)*                                        04/28/95           -15.01%           7.39%           11.97%
 AIT Select Emerging Markets Fund (Service
 Shares)*                                        02/20/98           -22.70%            N/A           -12.97%
 AIT Select Growth and Income Fund (Service
 Shares)*                                        08/21/92           -25.21%           1.67%            6.54%
 AIT Select Growth Fund (Service Shares)*        08/21/92           -37.66%           3.68%            7.10%
 AIT Select International Equity Fund (Service
 Shares)*                                        05/02/94           -34.61%          -1.50%            3.22%
 AIT Select Investment Grade Income Fund
 (Service Shares)*                               04/29/85            -6.30%           2.45%            3.42%
 AIT Select Strategic Growth Fund (Service
 Shares)*                                        02/20/98           -42.06%            N/A           -22.60%
 AIT Select Strategic Income Fund (Service
 Shares)*                                        07/03/00            -7.33%            N/A            -2.70%
 AIT Select Value Opportunity Fund (Service
 Shares)*                                        04/30/93            -1.74%           8.79%           10.61%
 AIM V.I. Aggressive Growth Fund                 05/01/98           -39.02%            N/A            -3.15%
 Alliance Growth and Income Portfolio
 (Class B)*                                      01/14/91           -13.82%          10.11%           11.42%
 Alliance Premier Growth Portfolio (Class B)*    06/26/92           -30.72%           8.03%           12.14%
 Fidelity VIP Equity-Income Portfolio            10/09/86           -18.69%           5.26%           10.72%
 Fidelity VIP Growth Portfolio                   10/09/86           -30.88%           7.55%           10.43%
 Fidelity VIP High Income Portfolio              09/19/85           -25.20%          -8.14%            2.53%
 FT VIP Franklin Small Cap Fund (Class 2)*       11/01/95           -28.72%           5.97%            9.33%
 FT VIP Mutual Shares Securities Fund
 (Class 2)*                                      11/08/96            -7.35%           5.60%            6.10%
 INVESCO VIF Health Sciences Fund                05/22/97           -26.08%            N/A            10.25%
 Janus Aspen Growth Portfolio (Service
 Shares)*                                        09/13/93           -37.90%           4.41%            8.15%
 T. Rowe Price International Stock Portfolio     03/31/94           -35.28%          -4.02%            0.45%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

(*) These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE IIB
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUNDS(1)
            EXCLUDING MONTHLY CONTRACT CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Funds have been in existence. The performance information is net of total Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CONTRACTS OR SURRENDER CHARGES. It is assumed that a single premium payment of $25,000 has been made and that the entire payment was allocated to each Sub-Account individually.

                                                                                                10 YEARS
                                                  FUND         FOR YEAR                        OR LIFE OF
                                                INCEPTION       ENDED              5              FUND
                                                  DATE         12/31/01          YEARS         (IF LESS)
 AIT Equity Index Fund (Service Shares)*         09/28/90           -12.88%           9.19%           11.25%
 AIT Money Market Fund (Service Shares)*         04/29/85             3.35%           4.42%            3.93%
 AIT Select Aggressive Growth Fund (Service
 Shares)*                                        08/21/92           -22.33%           0.57%            8.63%
 AIT Select Capital Appreciation Fund (Service
 Shares)*                                        04/28/95            -2.02%          10.50%           14.46%
 AIT Select Emerging Markets Fund (Service
 Shares)*                                        02/20/98            -9.95%            N/A            -8.25%
 AIT Select Growth and Income Fund (Service
 Shares)*                                        08/21/92           -12.54%           4.92%            8.50%
 AIT Select Growth Fund (Service Shares)*        08/21/92           -25.38%           6.88%            9.07%
 AIT Select International Equity Fund (Service
 Shares)*                                        05/02/94           -22.23%           1.86%            5.50%
 AIT Select Investment Grade Income Fund
 (Service Shares)*                               04/29/85             6.97%           5.68%            5.34%
 AIT Select Strategic Growth Fund (Service
 Shares)*                                        02/20/98           -29.92%            N/A           -17.01%
 AIT Select Strategic Income Fund (Service
 Shares)*                                        07/03/00             5.91%            N/A             7.47%
 AIT Select Value Opportunity Fund (Service
 Shares)*                                        04/30/93            11.67%          11.88%           12.71%
 AIM V.I. Aggressive Growth Fund                 05/01/98           -26.78%            N/A             1.22%
 Alliance Growth and Income Portfolio
 (Class B)*                                      01/14/91            -0.79%          13.18%           13.39%
 Alliance Premier Growth Portfolio (Class B)*    06/26/92           -18.22%          11.13%           14.16%
 Fidelity VIP Equity-Income Portfolio            10/09/86            -5.81%           8.42%           12.68%
 Fidelity VIP Growth Portfolio                   10/09/86           -18.39%          10.66%           12.38%
 Fidelity VIP High Income Portfolio              09/19/85           -12.53%          -4.45%            4.34%
 FT VIP Franklin Small Cap Fund (Class 2)*       11/01/95           -16.16%           9.11%           11.99%
 FT VIP Mutual Shares Securities Fund
 (Class 2)*                                      11/08/96             5.89%           8.75%            9.18%
 INVESCO VIF Health Sciences Fund                05/22/97           -13.44%            N/A            13.54%
 Janus Aspen Growth Portfolio (Service
 Shares)*                                        09/13/93           -25.63%           7.59%           10.29%
 T. Rowe Price International Stock Portfolio     03/31/94           -22.92%          -0.55%            2.73%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception dates of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of the Allmerica Select Separate Account III of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account III of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                         AIT          AIT          AIT                     AIT           AIT
                                  AIT        AIT        SELECT       SELECT       SELECT       AIT        SELECT       SELECT
                                EQUITY      MONEY     AGGRESSIVE    CAPITAL      EMERGING     SELECT      GROWTH    INTERNATIONAL
                                 INDEX      MARKET      GROWTH    APPRECIATION   MARKETS      GROWTH    AND INCOME     EQUITY
                               ---------  ----------  ----------  ------------  ----------  ----------  ----------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment
  Trust......................  $ 894,702  $7,846,840  $3,686,241   $5,312,488   $  970,803  $7,590,901  $7,247,081   $3,785,695
Investments in shares of AIM
  Variable Insurance Funds...         --          --         --            --           --          --         --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc...........         --          --         --            --           --          --         --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)........         --          --         --            --           --          --         --            --
Investment in shares of
  Franklin Templeton
  Insurance Products Trust...                     --         --            --           --          --         --            --
Investment in shares of
  INVESCO Variable Investment
  Funds, Inc.................         --          --         --            --           --          --         --            --
Investment in shares of Janus
  Aspen Series (Service
  Shares)....................         --          --         --            --           --          --         --            --
Investment in shares of T.
  Rowe Price International
  Series, Inc................         --          --         --            --           --          --         --            --
                               ---------  ----------  ----------   ----------   ----------  ----------  ----------   ----------
  Total assets...............    894,702   7,846,840  3,686,241     5,312,488      970,803   7,590,901  7,247,081     3,785,695
LIABILITIES:                          --          --         --            --           --          --         --            --
                               ---------  ----------  ----------   ----------   ----------  ----------  ----------   ----------
  Net assets.................  $ 894,702  $7,846,840  $3,686,241   $5,312,488   $  970,803  $7,590,901  $7,247,081   $3,785,695
                               =========  ==========  ==========   ==========   ==========  ==========  ==========   ==========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies.....  $ 894,702  $7,846,840  $3,686,241   $5,312,488   $  970,803  $7,590,901  $7,247,081   $3,785,695
                               =========  ==========  ==========   ==========   ==========  ==========  ==========   ==========
Units outstanding,
  December 31, 2001..........    985,488   6,861,195  3,937,648     3,608,841    1,022,472   8,260,165  7,410,951     3,819,794
Net asset value per unit,
  December 31, 2001..........  $0.907878  $ 1.143655  $0.936153    $ 1.472076   $ 0.949467  $ 0.918977  $0.977888    $ 0.991073

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                   AIT          AIT         AIT         AIT                   ALLIANCE   ALLIANCE
                                  SELECT       SELECT     SELECT      SELECT      AIM V.I.     GROWTH     PREMIER     FIDELITY
                                INVESTMENT   STRATEGIC   STRATEGIC     VALUE     AGGRESSIVE  AND INCOME   GROWTH         VIP
                               GRADE INCOME    GROWTH     INCOME    OPPORTUNITY    GROWTH     CLASS B     CLASS B   EQUITY-INCOME
                               ------------  ----------  ---------  -----------  ----------  ----------  ---------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment
  Trust......................   $4,111,217   $1,174,536  $ 305,976  $5,802,211   $      --   $      --   $      --   $       --
Investments in shares of AIM
  Variable Insurance Funds...           --           --         --          --     158,164          --          --           --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc...........           --           --         --          --          --   1,381,258     751,538           --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)........           --           --         --          --          --          --          --    7,497,066
Investment in shares of
  Franklin Templeton
  Insurance Products Trust...           --           --         --          --          --          --          --
Investment in shares of
  INVESCO Variable Investment
  Funds, Inc.................           --           --         --          --          --          --          --           --
Investment in shares of Janus
  Aspen Series (Service
  Shares)....................           --           --         --          --          --          --          --           --
Investment in shares of T.
  Rowe Price International
  Series, Inc................           --           --         --          --          --          --          --           --
                                ----------   ----------  ---------  ----------   ---------   ----------  ---------   ----------
  Total assets...............    4,111,217    1,174,536    305,976   5,802,211     158,164   1,381,258     751,538    7,497,066
LIABILITIES:                            --           --         --          --          --          --          --           --
                                ----------   ----------  ---------  ----------   ---------   ----------  ---------   ----------
  Net assets.................   $4,111,217   $1,174,536  $ 305,976  $5,802,211   $ 158,164   $1,381,258  $ 751,538   $7,497,066
                                ==========   ==========  =========  ==========   =========   ==========  =========   ==========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies.....   $4,111,217   $1,174,536  $ 305,976  $5,802,211   $ 158,164   $1,381,258  $ 751,538   $7,497,066
                                ==========   ==========  =========  ==========   =========   ==========  =========   ==========
Units outstanding,
  December 31, 2001..........    3,524,117    2,220,218    294,425   4,147,915     182,965   1,486,822     875,807    6,614,121
Net asset value per unit,
  December 31, 2001..........   $ 1.166595   $ 0.529018  $1.039229  $ 1.398826   $0.864421   $0.928998   $0.858101   $ 1.133494

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 2001

                                                            FT VIP     FT VIP     INVESCO   JANUS ASPEN     T. ROWE
                                   FIDELITY    FIDELITY    FRANKLIN    MUTUAL       VIF       GROWTH         PRICE
                                     VIP          VIP      SMALL CAP   SHARES     HEALTH      SERVICE    INTERNATIONAL
                                    GROWTH    HIGH INCOME   CLASS 2    CLASS 2   SCIENCES     SHARES         STOCK
                                  ----------  -----------  ---------  ---------  ---------  -----------  -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust....  $       --  $       --   $     --   $      --  $      --   $      --    $       --
Investments in shares of AIM
  Variable Insurance Funds......          --          --         --          --         --          --            --
Investments in shares of
  Alliance Variable Products
  Series Fund, Inc..............          --          --         --          --         --          --            --
Investments in shares of
  Fidelity Variable Insurance
  Products Fund (VIP)...........   8,490,568   2,095,108         --          --         --          --            --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust.........................          --          --    362,117     602,418         --          --            --
Investment in shares of INVESCO
  Variable Investment
  Funds, Inc....................          --          --         --          --    304,444          --            --
Investment in shares of Janus
  Aspen Series (Service
  Shares).......................          --          --         --          --         --     378,203            --
Investment in shares of T. Rowe
  Price International
  Series, Inc...................          --          --         --          --         --          --     1,949,531
                                  ----------  ----------   ---------  ---------  ---------   ---------    ----------
  Total assets..................   8,490,568   2,095,108    362,117     602,418    304,444     378,203     1,949,531
LIABILITIES:                              --          --         --          --         --          --            --
                                  ----------  ----------   ---------  ---------  ---------   ---------    ----------
  Net assets....................  $8,490,568  $2,095,108   $362,117   $ 602,418  $ 304,444   $ 378,203    $1,949,531
                                  ==========  ==========   =========  =========  =========   =========    ==========
NET ASSET DISTRIBUTION BY
  CATEGORY:
  Variable life policies........  $8,490,568  $2,095,108   $362,117   $ 602,418  $ 304,444   $ 378,203    $1,949,531
                                  ==========  ==========   =========  =========  =========   =========    ==========
Units outstanding, December 31,
  2001..........................   7,569,976   2,731,006    388,783     610,791    298,227     479,544     2,223,585
Net asset value per unit,
  December 31, 2001.............  $ 1.121611  $ 0.767156   $0.931410  $0.986291  $1.020842   $0.788671    $ 0.876751

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                            STATEMENTS OF OPERATIONS

                                                          AIT                               AIT SELECT
                                AIT                  MONEY MARKET                       AGGRESSIVE GROWTH
                            EQUITY INDEX          FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                              FOR THE                DECEMBER 31,                          DECEMBER 31,
                           PERIOD 5/1/01*  ---------------------------------  --------------------------------------
                            TO 12/31/01       2001        2000       1999        2001          2000          1999
                           --------------  ----------  ----------  ---------  -----------  -------------  ----------
INVESTMENT INCOME:
  Dividends..............     $  3,536      $269,226    $261,353    $73,206    $      --    $        --    $     --
EXPENSES:
  Mortality and expense
    risk fees............        2,010        60,627      37,736     12,679       30,378         24,050       4,665
                              --------      --------    --------    -------    ---------    -----------    --------
    Net investment income
     (loss)..............        1,526       208,599     223,617     60,527      (30,378)       (24,050)     (4,665)
                              --------      --------    --------    -------    ---------    -----------    --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       23,468            --          --         --      892,058        503,645          --
  Net realized gain
    (loss) from sales of
    investments..........         (984)           --          --         --     (826,395)       (60,239)      7,112
                              --------      --------    --------    -------    ---------    -----------    --------
    Net realized gain
     (loss)..............       22,484            --          --         --       65,663        443,406       7,112
  Net unrealized gain
    (loss)...............      (18,326)           --          --         --     (881,744)    (1,288,971)    296,852
                              --------      --------    --------    -------    ---------    -----------    --------
    Net realized and
     unrealized gain
     (loss)..............        4,158            --          --         --     (816,081)      (845,565)    303,964
                              --------      --------    --------    -------    ---------    -----------    --------
    Net increase
     (decrease) in net
     assets from
     operations..........     $  5,684      $208,599    $223,617    $60,527    $(846,459)   $  (869,615)   $299,299
                              ========      ========    ========    =======    =========    ===========    ========

*    Date of initial investment
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                    AIT SELECT                    AIT SELECT                        AIT SELECT
                               CAPITAL APPRECIATION            EMERGING MARKETS                       GROWTH
                                FOR THE YEAR ENDED            FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                   DECEMBER 31,                  DECEMBER 31,                      DECEMBER 31,
                           ----------------------------  -----------------------------  ----------------------------------
                             2001      2000      1999      2001       2000      1999       2001         2000        1999
                           --------  --------  --------  ---------  ---------  -------  -----------  -----------  --------
INVESTMENT INCOME:
  Dividends..............  $     --  $     --  $     --  $      --  $     891  $   894  $        --  $        --  $    880
EXPENSES:
  Mortality and expense
    risk fees............    40,016    26,279     5,421      8,014      5,760    1,066       68,541       66,888    19,113
                           --------  --------  --------  ---------  ---------  -------  -----------  -----------  --------
    Net investment income
      (loss).............   (40,016)  (26,279)   (5,421)    (8,014)    (4,869)    (172)     (68,541)     (66,888)  (18,233)
                           --------  --------  --------  ---------  ---------  -------  -----------  -----------  --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...   361,672    95,982       847         --     20,158       --      422,702      869,765    55,902
  Net realized gain
    (loss) from sales of
    investments..........   (36,944)   74,003     3,838   (186,715)       775    1,034     (454,242)     (39,301)    3,901
                           --------  --------  --------  ---------  ---------  -------  -----------  -----------  --------
    Net realized gain
      (loss).............   324,728   169,985     4,685   (186,715)    20,933    1,034      (31,540)     830,464    59,803
  Net unrealized gain
    (loss)...............  (328,212)  (32,816)  234,992    101,594   (334,051)  77,357   (2,197,485)  (2,430,370)  866,459
                           --------  --------  --------  ---------  ---------  -------  -----------  -----------  --------
    Net realized and
      unrealized gain
      (loss).............    (3,484)  137,169   239,677    (85,121)  (313,118)  78,391   (2,229,025)  (1,599,906)  926,262
                           --------  --------  --------  ---------  ---------  -------  -----------  -----------  --------
Net increase (decrease)
  in net assets from
  operations.............  $(43,500) $110,890  $234,256  $ (93,135) $(317,987) $78,219  $(2,297,566) $(1,666,794) $908,029
                           ========  ========  ========  =========  =========  =======  ===========  ===========  ========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                      AIT SELECT                        AIT SELECT                      AIT SELECT
                                  GROWTH AND INCOME                INTERNATIONAL EQUITY        INVESTMENT GRADE INCOME (A)
                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                     DECEMBER 31,                      DECEMBER 31,                    DECEMBER 31,
                           --------------------------------  --------------------------------  ----------------------------
                             2001        2000        1999       2001        2000       1999      2001      2000      1999
                           ---------  -----------  --------  -----------  ---------  --------  --------  --------  --------
INVESTMENT INCOME:
  Dividends..............  $  36,084  $    33,774  $ 12,757  $    58,765  $  12,210  $     --  $191,930  $110,610  $ 42,511
EXPENSES:
  Mortality and expense
    risk fees............     56,445       40,491    10,683       31,203     23,450     5,383    28,353    14,140     4,997
                           ---------  -----------  --------  -----------  ---------  --------  --------  --------  --------
    Net investment income
      (loss).............    (20,361)      (6,717)    2,074       27,562    (11,240)   (5,383)  163,577    96,470    37,514
                           ---------  -----------  --------  -----------  ---------  --------  --------  --------  --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --      766,169    77,972      683,800     83,388        --        --        --     3,812
  Net realized gain
    (loss) from sales of
    investments..........   (184,575)     (37,429)    5,319     (464,482)   (12,191)    8,677     7,902    (2,881)   (3,213)
                           ---------  -----------  --------  -----------  ---------  --------  --------  --------  --------
    Net realized gain
      (loss).............   (184,575)     728,740    83,291      219,318     71,197     8,677     7,902    (2,881)      599
  Net unrealized gain
    (loss)...............   (616,986)  (1,313,598)  111,861   (1,091,285)  (298,089)  247,077    28,327    63,505   (39,833)
                           ---------  -----------  --------  -----------  ---------  --------  --------  --------  --------
    Net realized and
      unrealized gain
      (loss).............   (801,561)    (584,858)  195,152     (871,967)  (226,892)  255,754    36,229    60,624   (39,234)
                           ---------  -----------  --------  -----------  ---------  --------  --------  --------  --------
    Net increase
      (decrease) in net
      assets from
      operations.........  $(821,922) $  (591,575) $197,226  $  (844,405) $(238,132) $250,371  $199,806  $157,094  $ (1,720)
                           =========  ===========  ========  ===========  =========  ========  ========  ========  ========

*    Date of initial investment.
(A)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF OPERATIONS (CONTINUED)


                                    AIT SELECT              AIT SELECT                 AIT SELECT                  AIM V.I.
                                 STRATEGIC GROWTH           STRATEGIC              VALUE OPPORTUNITY              AGGRESSIVE
                                FOR THE YEAR ENDED            INCOME               FOR THE YEAR ENDED               GROWTH
                                   DECEMBER 31,              FOR THE                  DECEMBER 31,                 FOR THE
                           -----------------------------  PERIOD 5/1/01*  ------------------------------------  PERIOD 5/1/01*
                             2001       2000      1999     TO 12/31/01       2001         2000         1999      TO 12/31/01
                           ---------  ---------  -------  --------------  -----------  -----------  ----------  --------------
INVESTMENT INCOME:
  Dividends..............  $      --  $      57  $ 1,742     $ 2,711       $ 30,480     $  6,467     $     2       $    --
EXPENSES:
  Mortality and expense
    risk fees............      9,396      9,364    2,480         528         40,109       17,456       4,041           516
                           ---------  ---------  -------     -------       --------     --------     -------       -------
    Net investment income
      (loss).............     (9,396)    (9,307)    (738)      2,183         (9,629)     (10,989)     (4,039)         (516)
                           ---------  ---------  -------     -------       --------     --------     -------       -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...         --     39,902       --       3,720        514,807       16,901      18,744            --
  Net realized gain
    (loss) from sales of
    investments..........   (174,804)     2,690     (705)         21         87,979       95,634      (7,120)       (1,723)
                           ---------  ---------  -------     -------       --------     --------     -------       -------
    Net realized gain
      (loss).............   (174,804)    42,592     (705)      3,741        602,786      112,535      11,624        (1,723)
  Net unrealized gain
    (loss)...............   (181,918)  (500,319)  34,753      (5,148)       (83,390)     461,077      (3,418)       (4,241)
                           ---------  ---------  -------     -------       --------     --------     -------       -------
    Net realized and
      unrealized gain
      (loss).............   (356,722)  (457,727)  34,048      (1,407)       519,396      573,612       8,206        (5,964)
                           ---------  ---------  -------     -------       --------     --------     -------       -------
    Net increase
      (decrease) in net
      assets from
      operations.........  $(366,118) $(467,034) $33,310     $   776       $509,767     $562,623     $ 4,167       $(6,480)
                           =========  =========  =======     =======       ========     ========     =======       =======

                              ALLIANCE
                               GROWTH
                             AND INCOME
                              CLASS B
                              FOR THE
                           PERIOD 5/1/01*
                            TO 12/31/01
                           --------------
INVESTMENT INCOME:
  Dividends..............     $  1,025
EXPENSES:
  Mortality and expense
    risk fees............        3,776
                              --------
    Net investment income
      (loss).............       (2,751)
                              --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...        7,942
  Net realized gain
    (loss) from sales of
    investments..........       (1,886)
                              --------
    Net realized gain
      (loss).............        6,056
  Net unrealized gain
    (loss)...............      (28,971)
                              --------
    Net realized and
      unrealized gain
      (loss).............      (22,915)
                              --------
    Net increase
      (decrease) in net
      assets from
      operations.........     $(25,666)
                              ========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF OPERATIONS (CONTINUED)

                              ALLIANCE
                              PREMIER                 FIDELITY VIP                              FIDELITY
                               GROWTH                 EQUITY-INCOME                            VIP GROWTH
                              CLASS B              FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                              FOR THE                 DECEMBER 31,                            DECEMBER 31,
                           PERIOD 5/1/01*  -----------------------------------  ----------------------------------------
                            TO 12/31/01       2001         2000        1999         2001           2000          1999
                           --------------  -----------  ----------  ----------  -------------  -------------  ----------
INVESTMENT INCOME:
  Dividends..............     $     --      $  84,425    $ 46,190    $  1,495    $     5,712    $     5,171    $    186
EXPENSES:
  Mortality and expense
    risk fees............        2,125         53,316      30,947       9,718         71,506         57,918      13,533
                              --------      ---------    --------    --------    -----------    -----------    --------
    Net investment income
      (loss).............       (2,125)        31,109      15,243      (8,223)       (65,794)       (52,747)    (13,347)
                              --------      ---------    --------    --------    -----------    -----------    --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...       11,295        237,195     174,019       3,304        536,942        514,489      11,615
  Net realized gain
    (loss) from sales of
    investments..........       (3,612)      (150,365)    (46,217)      2,880       (418,637)        12,970      24,572
                              --------      ---------    --------    --------    -----------    -----------    --------
    Net realized gain
      (loss).............        7,683         86,830     127,802       6,184        118,305        527,459      36,187
  Net unrealized gain
    (loss)...............      (20,856)      (423,293)    202,488     (41,442)    (1,690,118)    (1,526,817)    659,395
                              --------      ---------    --------    --------    -----------    -----------    --------
    Net realized and
      unrealized gain
      (loss).............      (13,173)      (336,463)    330,290     (35,258)    (1,571,813)      (999,358)    695,582
                              --------      ---------    --------    --------    -----------    -----------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........     $(15,298)     $(305,354)   $345,533    $(43,481)   $(1,637,607)   $(1,052,105)   $682,235
                              ========      =========    ========    ========    ===========    ===========    ========


                                        FIDELITY
                                     VIP HIGH INCOME
                                   FOR THE YEAR ENDED
                                      DECEMBER 31,
                           -----------------------------------
                              2001         2000        1999
                           -----------  -----------  ---------
INVESTMENT INCOME:
  Dividends..............   $ 184,125    $  75,920    $ 4,626
EXPENSES:
  Mortality and expense
    risk fees............      16,304       11,921      4,001
                            ---------    ---------    -------
    Net investment income
      (loss).............     167,821       63,999        625
                            ---------    ---------    -------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --           --        173
  Net realized gain
    (loss) from sales of
    investments..........     (77,569)     (51,603)     1,233
                            ---------    ---------    -------
    Net realized gain
      (loss).............     (77,569)     (51,603)     1,406
  Net unrealized gain
    (loss)...............    (339,273)    (376,297)    20,428
                            ---------    ---------    -------
    Net realized and
      unrealized gain
      (loss).............    (416,842)    (427,900)    21,834
                            ---------    ---------    -------
    Net increase
      (decrease) in net
      assets from
      operations.........   $(249,021)   $(363,901)   $22,459
                            =========    =========    =======

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF OPERATIONS (CONTINUED)

                               FT VIP                                       JANUS ASPEN
                              FRANKLIN         FT VIP       INVESCO VIF        GROWTH                   T. ROWE PRICE
                             SMALL CAP     MUTUAL SHARES       HEALTH         SERVICE                INTERNATIONAL STOCK
                              CLASS 2         CLASS 2         SCIENCES         SHARES                FOR THE YEAR ENDED
                              FOR THE         FOR THE         FOR THE         FOR THE                   DECEMBER 31,
                           PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  PERIOD 5/1/01*  ---------------------------------------
                            TO 12/31/01     TO 12/31/01     TO 12/31/01     TO 12/31/01        2001          2000         1999
                           --------------  --------------  --------------  --------------  ------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............     $   159         $ 1,244          $  999         $    --       $  40,854     $  10,380     $  2,647
EXPENSES:
  Mortality and expense
    risk fees............         932           1,448             851             901          15,430        12,283        2,489
                              -------         -------          ------         -------       ---------     ---------     --------
    Net investment income
      (loss).............        (773)           (204)            148            (901)         25,424        (1,903)         158
                              -------         -------          ------         -------       ---------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain
    distributions from
    portfolio sponsors...          --           4,184              --              64              --        49,822        8,318
  Net realized gain
    (loss) from sales of
    investments..........        (915)         (1,013)          1,072          (1,795)       (163,849)       10,500       49,221
                              -------         -------          ------         -------       ---------     ---------     --------
    Net realized gain
      (loss).............        (915)          3,171           1,072          (1,731)       (163,849)       60,322       57,539
  Net unrealized gain
    (loss)...............      13,662          (8,472)          1,243          (3,778)       (293,111)     (308,394)     101,013
                              -------         -------          ------         -------       ---------     ---------     --------
    Net realized and
      unrealized gain
      (loss).............      12,747          (5,301)          2,315          (5,509)       (456,960)     (248,072)     158,552
                              -------         -------          ------         -------       ---------     ---------     --------
    Net increase
      (decrease) in net
      assets from
      operations.........     $11,974         $(5,505)         $2,463         $(6,410)      $(431,536)    $(249,975)    $158,710
                              =======         =======          ======         =======       =========     =========     ========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             AIT                                    AIT SELECT
                               AIT                      MONEY MARKET                            AGGRESSIVE GROWTH
                           EQUITY INDEX                  YEAR ENDED                                 YEAR ENDED
                           PERIOD FROM                  DECEMBER 31,                               DECEMBER 31,
                            5/1/01* TO   -------------------------------------------  --------------------------------------
                             12/31/01        2001           2000           1999          2001          2000         1999
                           ------------  -------------  -------------  -------------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............    $  1,526    $    208,599   $    223,617   $     60,527   $  (30,378)  $   (24,050)  $   (4,665)
    Net realized gain
      (loss).............      22,484              --             --             --       65,663       443,406        7,112
    Net unrealized gain
      (loss).............     (18,326)             --             --             --     (881,744)   (1,288,971)     296,852
                             --------    ------------   ------------   ------------   ----------   -----------   ----------
    Net increase
      (decrease) in net
      assets from
      operations.........       5,684         208,599        223,617         60,527     (846,459)     (869,615)     299,299
                             --------    ------------   ------------   ------------   ----------   -----------   ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........       6,504      21,292,514     18,935,504     14,935,852      543,140       822,497      558,191
    Terminations.........          --         (22,871)      (102,189)          (838)     (19,693)       (3,712)        (126)
    Insurance and other
      charges............      (6,461)       (238,281)      (163,897)       (70,401)     (88,014)      (81,514)     (17,991)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     888,827     (18,672,990)   (16,461,070)   (12,133,179)     849,670     1,739,255      861,042
    Other transfers from
      (to) the General
      Account............         (31)        (11,768)      (193,182)        (7,680)     (14,356)      (46,649)       1,278
    Net increase
      (decrease) in
      investment by
      Sponsor............         179              --             --            (21)          --            --          (26)
                             --------    ------------   ------------   ------------   ----------   -----------   ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     889,018       2,346,604      2,015,166      2,723,733    1,270,747     2,429,877    1,402,368
                             --------    ------------   ------------   ------------   ----------   -----------   ----------
    Net increase
      (decrease) in net
      assets.............     894,702       2,555,203      2,238,783      2,784,260      424,288     1,560,262    1,701,667
  NET ASSETS:
    Beginning of year....          --       5,291,637      3,052,854        268,594    3,261,953     1,701,691           24
                             --------    ------------   ------------   ------------   ----------   -----------   ----------
    End of year..........    $894,702    $  7,846,840   $  5,291,637   $  3,052,854   $3,686,241   $ 3,261,953   $1,701,691
                             ========    ============   ============   ============   ==========   ===========   ==========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       AIT SELECT                        AIT SELECT                         AIT SELECT
                                  CAPITAL APPRECIATION                EMERGING MARKETS                        GROWTH
                                       YEAR ENDED                        YEAR ENDED                         YEAR ENDED
                                      DECEMBER 31,                      DECEMBER 31,                       DECEMBER 31,
                           ----------------------------------  ------------------------------  ------------------------------------
                              2001        2000        1999       2001       2000       1999       2001         2000         1999
                           ----------  ----------  ----------  ---------  ---------  --------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (40,016) $  (26,279) $   (5,421) $  (8,014) $  (4,869) $   (172) $   (68,541) $   (66,888) $  (18,233)
    Net realized gain
      (loss).............     324,728     169,985       4,685   (186,715)    20,933     1,034      (31,540)     830,464      59,803
    Net unrealized gain
      (loss).............    (328,212)    (32,816)    234,992    101,594   (334,051)   77,357   (2,197,485)  (2,430,370)    866,459
                           ----------  ----------  ----------  ---------  ---------  --------  -----------  -----------  ----------
    Net increase
      (decrease) in net
      assets from
      operations.........     (43,500)    110,890     234,256    (93,135)  (317,987)   78,219   (2,297,566)  (1,666,794)    908,029
                           ----------  ----------  ----------  ---------  ---------  --------  -----------  -----------  ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     667,024     862,755     639,391     90,167    230,526   138,607    1,048,312    1,368,278   2,541,664
    Terminations.........     (34,698)     (4,244)       (126)    (7,792)        --       (84)     (11,557)     (59,460)       (251)
    Insurance and other
      charges............    (112,455)    (88,943)    (22,718)   (22,941)   (20,237)   (4,178)    (184,771)    (216,609)    (78,142)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     910,341   1,378,343     901,645    229,484    480,032   193,508      703,944    3,371,319   2,270,801
    Other transfers from
      (to) the General
      Account............     (26,259)    (54,011)     (5,201)    (3,299)       189      (270)     (29,535)     (96,697)     (5,998)
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --         (25)        --         --       (27)          --           --         (26)
                           ----------  ----------  ----------  ---------  ---------  --------  -----------  -----------  ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   1,403,953   2,093,900   1,512,966    285,619    690,510   327,556    1,526,393    4,366,831   4,728,048
                           ----------  ----------  ----------  ---------  ---------  --------  -----------  -----------  ----------
    Net increase
      (decrease) in net
      assets.............   1,360,453   2,204,790   1,747,222    192,484    372,523   405,775     (771,173)   2,700,037   5,636,077
  NET ASSETS:
    Beginning of year....   3,952,035   1,747,245          23    778,319    405,796        21    8,362,074    5,662,037      25,960
                           ----------  ----------  ----------  ---------  ---------  --------  -----------  -----------  ----------
    End of year..........  $5,312,488  $3,952,035  $1,747,245  $ 970,803  $ 778,319  $405,796  $ 7,590,901  $ 8,362,074  $5,662,037
                           ==========  ==========  ==========  =========  =========  ========  ===========  ===========  ==========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        AIT SELECT                           AIT SELECT
                                    GROWTH AND INCOME                   INTERNATIONAL EQUITY
                                        YEAR ENDED                           YEAR ENDED
                                       DECEMBER 31,                         DECEMBER 31,
                           ------------------------------------  -----------------------------------
                              2001        2000         1999         2001         2000        1999
                           ----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  (20,361) $    (6,717) $     2,074  $    27,562  $  (11,240) $   (5,383)
    Net realized gain
      (loss).............    (184,575)     728,740       83,291      219,318      71,197       8,677
    Net unrealized gain
      (loss).............    (616,986)  (1,313,598)     111,861   (1,091,285)   (298,089)    247,077
                           ----------  -----------  -----------  -----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from
      operations.........    (821,922)    (591,575)     197,226     (844,405)   (238,132)    250,371
                           ----------  -----------  -----------  -----------  ----------  ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........   1,251,939    1,012,766    1,399,016      696,432     704,464     678,830
    Terminations.........     (27,840)     (18,333)        (419)          --      (5,470)       (335)
    Insurance and other
      charges............    (165,128)    (140,212)     (48,864)     (93,911)    (79,994)    (21,521)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   1,708,427    2,116,434    1,424,993      649,186   1,420,449     749,219
    Other transfers from
      (to) the General
      Account............     (21,962)     (42,494)       1,608      (24,015)    (63,550)      2,811
    Net increase
      (decrease) in
      investment by
      Sponsor............          --           --          (24)          --          --         (23)
                           ----------  -----------  -----------  -----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   2,745,436    2,928,161    2,776,310    1,227,692   1,975,899   1,408,981
                           ----------  -----------  -----------  -----------  ----------  ----------
    Net increase
      (decrease) in net
      assets.............   1,923,514    2,336,586    2,973,536      383,287   1,737,767   1,659,352
  NET ASSETS:
    Beginning of year....   5,323,567    2,986,981       13,445    3,402,408   1,664,641       5,289
                           ----------  -----------  -----------  -----------  ----------  ----------
    End of year..........  $7,247,081  $ 5,323,567  $ 2,986,981  $ 3,785,695  $3,402,408  $1,664,641
                           ==========  ===========  ===========  ===========  ==========  ==========

                                       AIT SELECT
                              INVESTMENT GRADE INCOME (A)
                                       YEAR ENDED
                                      DECEMBER 31,
                           ----------------------------------
                              2001        2000        1999
                           ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  163,577  $   96,470  $   37,514
    Net realized gain
      (loss).............       7,902      (2,881)        599
    Net unrealized gain
      (loss).............      28,327      63,505     (39,833)
                           ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from
      operations.........     199,806     157,094      (1,720)
                           ----------  ----------  ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     555,854     342,179     407,537
    Terminations.........          --      (1,468)       (838)
    Insurance and other
      charges............     (81,490)    (44,501)    (19,083)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   1,295,834     611,237     696,255
    Other transfers from
      (to) the General
      Account............      (7,070)     (3,718)       (939)
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --         (20)
                           ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   1,763,128     903,729   1,082,912
                           ----------  ----------  ----------
    Net increase
      (decrease) in net
      assets.............   1,962,934   1,060,823   1,081,192
  NET ASSETS:
    Beginning of year....   2,148,283   1,087,460       6,268
                           ----------  ----------  ----------
    End of year..........  $4,111,217  $2,148,283  $1,087,460
                           ==========  ==========  ==========

*    Date of initial investment.
(A)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                      AIT SELECT             AIT SELECT                AIT SELECT                 AIM V.I.
                                   STRATEGIC GROWTH           STRATEGIC             VALUE OPPORTUNITY            AGGRESSIVE
                                      YEAR ENDED               INCOME                  YEAR ENDED                  GROWTH
                                     DECEMBER 31,            PERIOD FROM              DECEMBER 31,               PERIOD FROM
                           --------------------------------    5/1/01*    -------------------------------------    5/1/01*
                              2001        2000       1999    TO 12/31/01     2001         2000         1999      TO 12/31/01
                           ----------  ----------  --------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $   (9,396) $   (9,307) $   (738)  $  2,183    $   (9,629)  $  (10,989)  $   (4,039)   $   (516)
    Net realized gain
      (loss).............    (174,804)     42,592      (705)     3,741       602,786      112,535       11,624      (1,723)
    Net unrealized gain
      (loss).............    (181,918)   (500,319)   34,753     (5,148)      (83,390)     461,077       (3,418)     (4,241)
                           ----------  ----------  --------   --------    ----------   ----------   ----------    --------
    Net increase
      (decrease) in net
      assets from
      operations.........    (366,118)   (467,034)   33,310        776       509,767      562,623        4,167      (6,480)
                           ----------  ----------  --------   --------    ----------   ----------   ----------    --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     180,680     385,174   374,668     30,554       625,100      408,794      600,470      49,243
    Terminations.........     (19,372)     (6,910)      (84)        --       (58,529)      (5,284)        (168)       (179)
    Insurance and other
      charges............     (31,592)    (38,711)  (12,707)    (1,897)     (113,243)     (55,677)     (15,973)     (2,008)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     359,683     568,225   228,136    276,648     1,746,592    1,032,412      583,826     117,298
    Other transfers from
      (to) the General
      Account............      (5,036)    (15,874)    8,101         --       (19,152)      (1,293)      (2,219)        (29)
    Net increase
      (decrease) in
      investment by
      Sponsor............          --          --       (24)      (105)           --           --          (22)        319
                           ----------  ----------  --------   --------    ----------   ----------   ----------    --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     484,363     891,904   598,090    305,200     2,180,768    1,378,952    1,165,914     164,644
                           ----------  ----------  --------   --------    ----------   ----------   ----------    --------
    Net increase
      (decrease) in net
      assets.............     118,245     424,870   631,400    305,976     2,690,535    1,941,575    1,170,081     158,164
  NET ASSETS:
    Beginning of year....   1,056,291     631,421        21         --     3,111,676    1,170,101           20          --
                           ----------  ----------  --------   --------    ----------   ----------   ----------    --------
    End of year..........  $1,174,536  $1,056,291  $631,421   $305,976    $5,802,211   $3,111,676   $1,170,101    $158,164
                           ==========  ==========  ========   ========    ==========   ==========   ==========    ========

                            ALLIANCE
                             GROWTH
                           AND INCOME
                             CLASS B
                           PERIOD FROM
                             5/1/01*
                           TO 12/31/01
                           -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $   (2,751)
    Net realized gain
      (loss).............       6,056
    Net unrealized gain
      (loss).............     (28,971)
                           ----------
    Net increase
      (decrease) in net
      assets from
      operations.........     (25,666)
                           ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     112,192
    Terminations.........          --
    Insurance and other
      charges............     (13,978)
    Transfers between
      sub-accounts
      (including fixed
      account), net......   1,309,009
    Other transfers from
      (to) the General
      Account............        (375)
    Net increase
      (decrease) in
      investment by
      Sponsor............          76
                           ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......   1,406,924
                           ----------
    Net increase
      (decrease) in net
      assets.............   1,381,258
  NET ASSETS:
    Beginning of year....          --
                           ----------
    End of year..........  $1,381,258
                           ==========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                            ALLIANCE
                             PREMIER                FIDELITY VIP                              FIDELITY
                             GROWTH                 EQUITY-INCOME                            VIP GROWTH
                             CLASS B                 YEAR ENDED                              YEAR ENDED
                           PERIOD FROM              DECEMBER 31,                            DECEMBER 31,
                             5/1/01*    -------------------------------------  --------------------------------------
                           TO 12/31/01     2001         2000         1999         2001          2000         1999
                           -----------  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............   $ (2,125)   $   31,109   $   15,243   $   (8,223)  $  (65,794)  $   (52,747)  $  (13,347)
    Net realized gain
      (loss).............      7,683        86,830      127,802        6,184      118,305       527,459       36,187
    Net unrealized gain
      (loss).............    (20,856)     (423,293)     202,488      (41,442)  (1,690,118)   (1,526,817)     659,395
                            --------    ----------   ----------   ----------   ----------   -----------   ----------
    Net increase
      (decrease) in net
      assets from
      operations.........    (15,298)     (305,354)     345,533      (43,481)  (1,637,607)   (1,052,105)     682,235
                            --------    ----------   ----------   ----------   ----------   -----------   ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........    158,642       951,535      574,756    1,584,944    1,226,825     1,546,381    1,804,364
    Terminations.........         --       (15,158)     (51,766)        (419)     (54,265)      (62,048)         (84)
    Insurance and other
      charges............     (7,561)     (162,541)    (109,230)     (45,432)    (204,816)     (196,997)     (58,118)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    615,619     2,129,898    1,644,096    1,056,477    1,406,914     3,371,619    1,826,831
    Other transfers from
      (to) the General
      Account............       (107)      (19,121)     (45,778)      (5,242)     (38,579)      (82,635)      (3,673)
    Net increase
      (decrease) in
      investment by
      Sponsor............        243            --           --          (24)          --            --          (26)
                            --------    ----------   ----------   ----------   ----------   -----------   ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    766,836     2,884,613    2,012,078    2,590,304    2,336,079     4,576,320    3,569,294
                            --------    ----------   ----------   ----------   ----------   -----------   ----------
    Net increase
      (decrease) in net
      assets.............    751,538     2,579,259    2,357,611    2,546,823      698,472     3,524,215    4,251,529
  NET ASSETS:
    Beginning of year....         --     4,917,807    2,560,196       13,373    7,792,096     4,267,881       16,352
                            --------    ----------   ----------   ----------   ----------   -----------   ----------
    End of year..........   $751,538    $7,497,066   $4,917,807   $2,560,196   $8,490,568   $ 7,792,096   $4,267,881
                            ========    ==========   ==========   ==========   ==========   ===========   ==========


                                         FIDELITY
                                      VIP HIGH INCOME
                                        YEAR ENDED
                                       DECEMBER 31,
                           -------------------------------------
                              2001         2000         1999
                           -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............  $  167,821   $   63,999   $      625
    Net realized gain
      (loss).............     (77,569)     (51,603)       1,406
    Net unrealized gain
      (loss).............    (339,273)    (376,297)      20,428
                           ----------   ----------   ----------
    Net increase
      (decrease) in net
      assets from
      operations.........    (249,021)    (363,901)      22,459
                           ----------   ----------   ----------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     201,144      266,135      347,324
    Terminations.........          --           --         (209)
    Insurance and other
      charges............     (46,032)     (37,807)     (14,982)
    Transfers between
      sub-accounts
      (including fixed
      account), net......     843,946      421,266      714,034
    Other transfers from
      (to) the General
      Account............      (5,393)      (3,208)        (645)
    Net increase
      (decrease) in
      investment by
      Sponsor............          --           --          (23)
                           ----------   ----------   ----------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......     993,665      646,386    1,045,499
                           ----------   ----------   ----------
    Net increase
      (decrease) in net
      assets.............     744,644      282,485    1,067,958
  NET ASSETS:
    Beginning of year....   1,350,464    1,067,979           21
                           ----------   ----------   ----------
    End of year..........  $2,095,108   $1,350,464   $1,067,979
                           ==========   ==========   ==========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                      ALLMERICA SELECT SEPARATE ACCOUNT II
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                             FT VIP       FT VIP                  JANUS ASPEN
                            FRANKLIN      MUTUAL     INVESCO VIF    GROWTH                T. ROWE PRICE
                            SMALL CAP     SHARES       HEALTH       SERVICE            INTERNATIONAL STOCK
                             CLASS 2      CLASS 2     SCIENCES      SHARES                 YEAR ENDED
                           PERIOD FROM  PERIOD FROM  PERIOD FROM  PERIOD FROM             DECEMBER 31,
                             5/1/01*      5/1/01*      5/1/01*      5/1/01*    -----------------------------------
                           TO 12/31/01  TO 12/31/01  TO 12/31/01  TO 12/31/01     2001         2000        1999
                           -----------  -----------  -----------  -----------  -----------  -----------  ---------
INCREASE (DECREASE) IN
  NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss).............   $   (773)    $   (204)    $    148     $   (901)   $   25,424   $   (1,903)  $    158
    Net realized gain
      (loss).............       (915)       3,171        1,072       (1,731)     (163,849)      60,322     57,539
    Net unrealized gain
      (loss).............     13,662       (8,472)       1,243       (3,778)     (293,111)    (308,394)   101,013
                            --------     --------     --------     --------    ----------   ----------   --------
    Net increase
      (decrease) in net
      assets from
      operations.........     11,974       (5,505)       2,463       (6,410)     (431,536)    (249,975)   158,710
                            --------     --------     --------     --------    ----------   ----------   --------
  FROM POLICY
    TRANSACTIONS:
    Net premiums.........     19,040       84,620       70,411       89,066       143,697      295,752    304,471
    Terminations.........         --           --           --         (179)       (8,672)     (14,878)      (209)
    Insurance and other
      charges............     (3,477)      (5,362)      (3,075)      (3,443)      (41,502)     (39,864)   (10,248)
    Transfers between
      sub-accounts
      (including fixed
      account), net......    334,469      528,802      235,064      299,383       644,345      848,414    348,346
    Other transfers from
      (to) the General
      Account............        (63)         (89)        (441)        (519)       (2,589)       3,991      1,279
    Net increase
      (decrease) in
      investment by
      Sponsor............        174          (48)          22          305            --           --        (22)
                            --------     --------     --------     --------    ----------   ----------   --------
    Net increase
      (decrease) in net
      assets from policy
      transactions.......    350,143      607,923      301,981      384,613       735,279    1,093,415    643,617
                            --------     --------     --------     --------    ----------   ----------   --------
    Net increase
      (decrease) in net
      assets.............    362,117      602,418      304,444      378,203       303,743      843,440    802,327
  NET ASSETS:
    Beginning of year....         --           --           --           --     1,645,788      802,348         21
                            --------     --------     --------     --------    ----------   ----------   --------
    End of year..........   $362,117     $602,418     $304,444     $378,203    $1,949,531   $1,645,788   $802,348
                            ========     ========     ========     ========    ==========   ==========   ========

*    Date of initial investment.
(a)  Fund substitution. See Note 7.

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Allmerica Select Separate Account III ("the Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on October 30, 1998 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain flexible premium variable life insurance policies ("the Policies") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers twenty-three Sub-Accounts. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                          INVESTMENT MANAGER
----------                                          ------------------
Allmerica Investment Trust ("AIT")                  Allmerica Financial Investment Management
                                                    Services, Inc. ("AFIMS")
AIM Variable Insurance Funds ("AIM V.I.")           A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.        Alliance Capital Management, L.P.
(Class B) ("Alliance B")
Fidelity Variable Insurance Products Fund           Fidelity Management & Research Company
("Fidelity VIP")                                    ("FMR")
Franklin Templeton Variable Insurance Products      Franklin Mutual Advisors, LLC
Trust (Class 2) ("FT VIP")
INVESCO Variable Investment Funds, Inc.             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                 Janus Capital
("Janus Aspen")
T Rowe Price International Series, Inc.             T Rowe Price International
("T Rowe Price")

    The Fund Groups listed above are open-end, diversified, management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS -- Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

    FEDERAL INCOME TAXES -- The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the Code. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                      PORTFOLIO INFORMATION
                                                                ----------------------------------
                                                                                         NET ASSET
                                                                NUMBER OF    AGGREGATE     VALUE
  INVESTMENT PORTFOLIO                                            SHARES       COST      PER SHARE
  --------------------                                          ----------  -----------  ---------
  AIT Equity Index............................................    329,540   $   913,028   $ 2.715
  AIT Money Market............................................  7,846,840     7,846,840     1.000
  AIT Select Aggressive Growth................................  2,946,636     5,560,104     1.251
  AIT Select Capital Appreciation.............................  2,738,396     5,438,526     1.940
  AIT Select Emerging Markets.................................  1,353,979     1,125,904     0.717
  AIT Select Growth...........................................  4,816,562    11,350,993     1.576
  AIT Select Growth and Income................................  5,783,783     9,065,259     1.253
  AIT Select International Equity.............................  3,401,343     4,927,854     1.113
  AIT Select Investment Grade Income..........................  3,717,194     4,059,290     1.106
  AIT Select Strategic Growth.................................  2,431,751     1,822,019     0.483
  AIT Select Strategic Income.................................    293,643       311,124     1.042
  AIT Select Value Opportunity................................  2,937,828     5,427,942     1.975
  AIM V.I. Aggressive Growth..................................     14,631       162,405    10.810
  Alliance Growth and Income Class B..........................     62,699     1,410,229    22.030
  Alliance Premier Growth Class B.............................     30,062       772,394    25.000

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS (CONTINUED)

                                                                      PORTFOLIO INFORMATION
                                                                ----------------------------------
                                                                                         NET ASSET
                                                                NUMBER OF    AGGREGATE     VALUE
  INVESTMENT PORTFOLIO                                            SHARES       COST      PER SHARE
  --------------------                                          ----------  -----------  ---------
  Fidelity VIP Equity-Income..................................    329,541   $ 7,759,034   $22.750
  Fidelity VIP Growth.........................................    252,620    11,047,577    33.610
  Fidelity VIP High Income....................................    326,850     2,790,250     6.410
  FT VIP Franklin Small Cap Class 2...........................     20,287       348,455    17.850
  FT VIP Mutual Shares Class 2................................     42,938       610,890    14.030
  INVESCO VIF Health Sciences.................................     16,728       303,201    18.200
  Janus Aspen Growth Service Shares...........................     19,140       381,981    19.760
  T. Rowe Price International Stock...........................    169,968     2,450,022    11.470

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

    AFLIAC makes a daily charge against the net assets of each Sub-Account, at an annual rate of 0.90%, for mortality and expense risks assumed by AFLIAC in relation to the variable portion of the Policies. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC.

    On the Monthly Processing Date, until the Final Payment Date, AFLIAC makes deductions from Policy Value as compensation for providing insurance benefits (which vary by policy) and any additional benefits provided by optional riders. During the first ten Policy years, AFLIAC makes a monthly charge at an annual rate of 0.90% of Policy Value as reimbursement for a portion of sales expenses incurred with respect to the Policies. During the first Policy year, AFLIAC also makes a monthly deduction to partially compensate the Company for the increase in federal tax liability from the application of Section 848 (Capitalization of certain policy acquisition expenses) of the Internal Revenue Code and to offset a portion of the average premium tax the Company is expected to pay to various state and local jurisdictions. This charge is equal to an annual rate of 1.50% of the Policy Value. Premium taxes vary from state to state, ranging from zero to 5%. AFLIAC also makes a monthly administration charge at an annual rate of 0.20% of Policy Value, as reimbursement for administrative expenses incurred in administering the Policies. These monthly deductions are deducted from the Sub-Accounts in the ratio that the Policy Value in the Sub-Account bears to the Policy Value.

    During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based upon individual portfolios and average daily net assets. Additionally, on February 12, 2002 the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002 each portfolio would pay a distribution fee equal to an annual rate of 0.15% of average daily net assets.

    Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:

  INVESTMENT PORTFOLIO                                           PURCHASES      SALES
  --------------------                                          -----------  -----------
  AIT Equity Index............................................  $   929,522  $    15,510
  AIT Money Market............................................   25,071,857   22,516,654
  AIT Select Aggressive Growth................................    4,002,498    1,870,071
  AIT Select Capital Appreciation.............................    2,368,791      643,182
  AIT Select Emerging Markets.................................    1,058,243      780,638
  AIT Select Growth...........................................    3,128,418    1,247,864
  AIT Select Growth and Income................................    3,349,509      624,434
  AIT Select International Equity.............................    4,967,145    3,028,091
  AIT Select Investment Grade Income..........................    2,237,389      310,684
  AIT Select Strategic Growth.................................      756,692      281,725
  AIT Select Strategic Income.................................      313,505        2,402
  AIT Select Value Opportunity................................    3,977,430    1,291,484
  AIM V.I. Aggressive Growth..................................      175,273       11,145
  Alliance Growth and Income Class B..........................    1,506,837       94,722
  Alliance Premier Growth Class B.............................      809,075       33,069
  Fidelity VIP Equity-Income..................................    5,985,695    2,832,778
  Fidelity VIP Growth.........................................    4,163,777    1,356,550
  Fidelity VIP High Income....................................    1,398,889      237,403
  FT VIP Franklin Small Cap Class 2...........................      370,606       21,236
  FT VIP Mutual Shares Class 2................................      620,835        8,932
  INVESCO VIF Health Sciences.................................      363,129       61,000
  Janus Aspen Growth Service Shares...........................      470,236       86,460
  T. Rowe Price International Stock...........................    1,461,274      700,571

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- FINANCIAL HIGHLIGHTS

    A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                     AT DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                             -------------------------------  ------------------------------------------
                                                              INVESTMENT*
                                          UNIT                  INCOME     EXPENSE**       TOTAL***
                               UNITS     VALUE    NET ASSETS     RATIO       RATIO          RETURN
                             ---------  --------  ----------  -----------  ---------  ------------------
  AIT Equity Index
  2001                         985,488  0.907878  $ 894,702        1.60%       0.90%           -9.21%(a)
  AIT Money Market
  2001                       6,861,195  1.143655  7,846,840        4.02        0.90             3.35
  AIT Select Aggressive
    Growth
  2001                       3,937,648  0.936153  3,686,241         N/A        0.90           -22.33
  AIT Select Capital
    Appreciation
  2001                       3,608,841  1.472076  5,312,488         N/A        0.90            -2.02
  AIT Select Emerging
    Markets
  2001                       1,022,472  0.949467    970,803         N/A        0.90            -9.95
  AIT Select Growth
  2001                       8,260,165  0.918977  7,590,901         N/A        0.90           -25.38
  AIT Select Growth and
    Income
  2001                       7,410,951  0.977888  7,247,081        0.58        0.90           -12.54
  AIT Select International
    Equity
  2001                       3,819,794  0.991073  3,785,695        1.70        0.90           -22.23
  AIT Select Investment
    Grade Income
  2001                       3,524,117  1.166595  4,111,217        6.11        0.90             6.97
  AIT Select Strategic
    Growth
  2001                       2,220,218  0.529018  1,174,536         N/A        0.90           -29.92
  AIT Select Strategic
    Income
  2001                         294,425  1.039229    305,976        4.62        0.90             3.92
  AIT Select Value
    Opportunity
  2001                       4,147,915  1.398826  5,802,211        0.69        0.90            11.67
  AIM V.I. Aggressive
    Growth
  2001                         182,965  0.864421    158,164         N/A        0.90           -13.56(a)
  Alliance Growth and
    Income Class B
  2001                       1,486,822  0.928998  1,381,258        0.25        0.90            -7.10(a)
  Alliance Premier Growth
    Class B
  2001                         875,807  0.858101    751,538         N/A        0.90           -14.19(a)
  Fidelity VIP
    Equity-Income
  2001                       6,614,121  1.133494  7,497,066        1.43        0.90            -5.81
  Fidelity VIP Growth
  2001                       7,569,976  1.121611  8,490,568        0.07        0.90           -18.39
  Fidelity VIP High Income
  2001                       2,731,006  0.767156  2,095,108       10.22        0.90           -12.53
  FT VIP Franklin Small Cap
    Class 2
  2001                         388,783  0.931410    362,117        0.15        0.90            -6.86(a)
  FT VIP Mutual Shares
    Class 2
  2001                         610,791  0.986291    602,418        0.78        0.90            -1.37(a)
  Invesco VIF Health
    Sciences
  2001                         298,227  1.020842    304,444        1.06        0.90             2.08(a)
  Janus Aspen Growth
    Service Shares
  2001                         479,544  0.788671    378,203         N/A        0.90           -21.13(a)
  T. Rowe Price
    International Stock
  2001                       2,223,585  0.876751  1,949,531        2.39        0.90           -22.92

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(a)  Start date of 5/1/01.

                     ALLMERICA SELECT SEPARATE ACCOUNT III
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    Effective July 1, 2000, pursuant to a Substitution Order approved by the Security and Exchange Commission, shares of Select Investment Grade Income Fund (SIGIF) were substituted for all the shares of Select Income Fund (SIF). The SIF Sub-Account was renamed the SIGIF Sub-Account in connection with the substitution. On this date, 1,625,416 shares of Select Income Fund (valued at $1,545,461) were substituted for 1,474,283 shares of the Select Investment Grade Income Fund (valued at $1,545,461), at the ratio of .907019, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractholder of Allmerica Select III held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.